AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON NOVEMBER 17, 1997.

                                                       REGISTRATION NO. 33-36073

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Pre-Effective Amendment No.
                                                                             [X]
                      Post-Effective Amendment No. 9

                                    and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                                                             [X]
                             Amendment No. 10

         PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV
                           (Exact Name of Registrant)

                   Providian Life & Health Insurance Company
                              (Name of Depositor)

                   20 Moores Road Frazer, Pennsylvania 19355
              (Address of Depositor's Principal Executive Office)

                  Depositor's Telephone Number: (800) 523-7900

                 Providian Life & Health Insurance Company

                       Kimberly A. Scouller, Esquire
                                Providian Center
                                 P.O. Box 32830
                             400 West Market Street
                              Louisville, KY 40232
                    (Name and Address of Agent for Service)

                                    Copy to:
                           Michael Berenson, Esquire
                       Jorden Burt Berenson & Johnson LLP
                   1025 Thomas Jefferson St. N.W. Suite 400 E
                           Washington, DC 20007-0805

It is proposed that this filing will become effective (check appropriate box):

  [_] Immediately upon filing pursuant to paragraph (b) of Rule 485.

  [X] On December 1, 1997 pursuant to paragraph (b)(1)(v) of Rule 485.

  [_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485.

  [_] On      pursuant to paragraph (a)(1) of Rule 485.

  [_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485.

  [_] On      pursuant to paragraph (a)(2) of Rule 485.

Pursuant to Rule 24f-2 of the Investment Company Act of 1940, the Registrant registered an indefinite amount of Securities being offered. Registrant filed the 24f-2 notice for the fiscal year ended December 31, 1996, on February 27, 1997.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                              PURSUANT TO RULE 481

               SHOWING LOCATION IN PART A (PROSPECTUS) AND PART B
             (STATEMENT OF ADDITIONAL INFORMATION) OF REGISTRATION
                 STATEMENT OF INFORMATION REQUIRED BY FORM N-4

                                     PART A

 ITEM OF
 FORM N-4                                      PROSPECTUS CAPTION
    1.    Cover Page........................   Cover Page
    2.    Definitions.......................   Glossary
    3.    Synopsis..........................   Highlights; Fee Table
    4.    Condensed Financial Information...   Condensed Financial Information
    5.    General Description of Registrant,
          Depositor, and Portfolio             Providian Life & Health Insurance
          Companies.........................   Company; Providian Life & Health
                                               Insurance Company Separate
                                               Account IV; The Vanguard Variable
                                               Insurance Fund; Voting Rights
    6.    Deductions and Expenses...........   Charges and Deductions; Taxes;
                                               Vanguard Variable Insurance Fund;
                                               Expenses
    7.    General Description of Variable
          Annuity Contracts.................   Contract Features; Distribution
                                               at Death Rules; Voting Rights;
                                               Allocation of Purchase Payments;
                                               Exchanges Among the Portfolios;
                                               Additions, Deletions, or
                                               Substitutions of Investments
    8.    Annuity Period....................   Annuity Payment Options
    9.    Death Benefit.....................   Death of Annuitant Prior to
                                               Annuity Date
   10.    Purchases and Contract Value......   Contract Application and Purchase
                                               Payments; Accumulated Value
   11.    Redemptions.......................   Full and Partial Withdrawals;
                                               Annuity Payment Options; Free
                                               Look Period
   12.    Taxes.............................   Federal Tax Considerations
   13.    Legal Proceedings.................   Part B: Legal Proceedings
   14.    Table of Contents for the
          Statement of Additional              Table of Contents for the
          Information.......................   Vanguard Variable Annuity Plan
                                               Contract Statement of Additional
                                               Information

                                     PART B
 ITEM OF                                       STATEMENT OF ADDITIONAL
 FORM N-4                                      INFORMATION CAPTION
   15.    Cover Page........................   Cover Page
   16.    Table of Contents.................   Table of Contents
   17.    General Information and History...   The Company
   18.    Services..........................   Part A: Auditors; Safekeeping of
                                               Account Assets; Distribution of
                                               the Contract
   19.    Purchase of Securities Being
          Offered...........................   Distribution of the Contract
   20.    Underwriters......................   Distribution of the Contract
   21.    Calculation of Performance Data...   Performance Information;
                                               Additional Performance Measures
   22.    Annuity Payments..................   Computations of Variable Annuity
                                               Income Payments
   23.    Financial Statements..............   Financial Statements

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV
                                  PROSPECTUS
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY
                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)

                             DECEMBER 1, 1997

  The Vanguard Variable Annuity Plan Contract (the "Contract"), offered through Providian Life & Health Insurance Company (the "Company"), provides a vehicle for investing on a tax-deferred basis in nine Portfolios offered by The Vanguard Group, Inc. The Contract is intended for retirement savings or other long-term investment purposes.

  The minimum Initial Purchase Payment for the Contract is $5,000; there are no sales loads. The Contract is a flexible-premium deferred variable annuity that provides a Free Look Period for a minimum of 10 days (30 days or more in some instances), during which you may cancel your investment in the Contract.

  Your Purchase Payments for the Contract may be allocated among nine Subaccounts of Providian Life & Health Insurance Company Separate Account IV (the "Separate Account"). Assets of each Subaccount are invested in corre-sponding Portfolios of Vanguard Variable Insurance Fund (the "Fund"), an open-end, diversified investment company offered by The Vanguard Group, Inc. The Fund currently offers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the International Portfolio, the High Yield Bond Portfolio, and the Small Company Growth Portfolio. Net Purchase Payments are automatically allocated to the Money Market Portfolio until the end of your Free Look Period, and are subsequently allocated accord-ing to your instructions.

  The Contract's Accumulated Value varies with the investment performance of the Portfolios you select. You bear all investment risk and investment results for the Portfolios are not guaranteed.

  The Contract offers a number of ways of withdrawing monies at a future date, including a lump-sum payment and several Annuity Payment Options. Full or par-tial withdrawals from the Contract may be made at any time before the Annuity Date, although in many instances withdrawals made prior to age 59 1/2 are sub-ject to a 10% penalty tax (and a portion may be subject to ordinary income taxes). If you elect an Annuity Payment Option, Annuity Payments may be re-ceived on a fixed or variable basis. You also have significant flexibility in choosing the Annuity Date on which Annuity Payments begin.

  This Prospectus sets forth the information you should know before investing in the Contract; it must be accompanied by the current Prospectus for Vanguard Variable Insurance Fund. Please read both Prospectuses carefully and retain them for future reference. A Statement of Additional Information for the Con-tract Prospectus, which has the same date as this Prospectus, has also been filed with the Securities and Exchange Commission, is incorporated herein by reference and is available free by writing to Vanguard Variable Annuity Plan, P.O. Box 2600, Valley Forge, PA 19482. The Table of Contents of the Statement of Additional Information is included at the end of this Prospectus.

THESE  SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES  AND
 EXCHANGE  COMMISSION  OR  ANY  STATE  SECURITIES  COMMISSION,  NOR  HAS  THE
  SECURITIES  AND EXCHANGE  COMMISSION  OR ANY  STATE SECURITIES  COMMISSION
   PASSED   UPON  THE  ACCURACY  OR   ADEQUACY  OF  THIS  PROSPECTUS.   ANY
    REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

-------------------------------------------------------------------------------
TABLE OF CONTENTS

                     Page
HIGHLIGHTS..........   3
Fee Table...........   6
Glossary............   8
Condensed Financial
 Information........  11
Financial State-
 ments..............  11
Yield and Total Re-
 turn...............  11
The Company and the
 Separate Account...  12
Vanguard Variable
 Insurance Fund.....  12

                      Page
CONTRACT FEATURES...   15
Free Look Period....   15
Contract Application
 and Purchase
 Payments...........   15
Allocation of
 Purchase Payments..   17
Charges and Deduc-
 tions..............   17
Accumulated Value...   19
Dividends and Capi-
 tal Gains Treat-
 ment...............   20
Exchanges Among the
 Portfolios.........   20

                      Page
Full and Partial
 Withdrawals........   21
IRS-Required Distri-
 butions............   22
Minimum Balance
 Requirements.......   23
Designation of a
 Beneficiary........   23
Death of Annuitant
 Prior to Annuity
 Date...............   24
Annuity Date........   24
Annuity Payment Op-
 tions..............   25
FEDERAL TAX
 CONSIDERATIONS.....   27
General Information.   31

-------------------------------------------------------------------------------

                 The Contract is not available in all States.

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESMAN, OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                                  HIGHLIGHTS

   REFER TO THE GLOSSARY (PAGE 8) FOR A DEFINITION OF ALL CAPITALIZED TERMS.

VANGUARD VARIABLE     The Contract provides a vehicle for investing on a tax-
ANNUITY PLAN          deferred basis in nine Portfolios offered by The Van-
CONTRACT              guard Group, Inc. Monies may be subsequently withdrawn
                      from the Contract either as a lump sum or as an annuity income. Because Accumulated Values and, to the extent
                      Variable Annuity Payments are selected, Annuity Payments depend on the investment experience of the selected
                      Portfolios, you bear all investment risk for monies in-vested under the Contract. The investment performance of the Portfolios is not guaranteed.

-------------------------------------------------------------------------------

WHO SHOULD INVEST     The Contract is designed for investors seeking long-
                      term, tax-deferred accumulation of funds, generally for retirement but also for other long-term investment pur-poses. The tax-deferred feature of the Contract is most attractive to investors in high federal and state mar-ginal tax brackets who have exhausted other avenues of tax deferral, such as "pre-tax" contributions to employ-er-sponsored retirement or savings plans. The Contract is intended for long- term investors.

-------------------------------------------------------------------------------

INVESTMENT CHOICES    Your investment in the Contract may be allocated among
                      several Subaccounts of the Separate Account. The
                      Subaccounts in turn invest exclusively in the nine Port-
                      folios of Vanguard Variable Insurance Fund. The Fund, a
                      member of The Vanguard Group of Investment Companies,
                      offers nine Portfolios: the Money Market Portfolio, the
                      High-Grade Bond Portfolio, the Balanced Portfolio, the
                      Equity Index Portfolio, the Equity Income Portfolio, the
                      Growth Portfolio, the International Portfolio, the High
                      Yield Bond Portfolio, and the Small Company Growth Port-
                      folio. The assets of each Portfolio are separate, and
                      each Portfolio has distinct investment objectives and
                      policies as described in the accompanying Fund
                      Prospectus.                                       PAGE 13

-------------------------------------------------------------------------------

FREE LOOK PERIOD      The Contract provides a Free Look Period for a minimum
                      of 10 days (30 or more days in some instances as speci-
                      fied in your Contract) during which you may cancel your
                      investment in the Contract. To cancel your investment,
                      please return your Contract to us. When we receive the
                      Contract, you will be reimbursed for all Purchase Pay-
                      ments and any corresponding appreciation credited to
                      your account.                                     PAGE 15

-------------------------------------------------------------------------------

HOW TO INVEST         To invest in the Contract, please complete the accompa-
                      nying application form. The minimum Initial Purchase
                      Payment is $5,000; the minimum Portfolio balance is
                      $1,000; and subsequent Purchase Payments must be at
                      least $250. You may make subsequent Purchase Payments at
                      any time before the Contract's Annuity Date, as long as
                      the Annuitant or Joint Annuitant specified in the Con-
                      tract is living. Please note that when purchasing a Con-
                      tract, the Annuitant you name, and the Joint Annuitant
                      if applicable, must be 75 years of age or less.   PAGE 15

-------------------------------------------------------------------------------

ALLOCATION OF
PURCHASE PAYMENTS     Your Net Purchase Payments are initially allocated to
                      the Money Market Portfolio when your Contract is issued.
                      At the end of the Free Look Period, and a 5-day grace
                      period, the then-current Accumulated Value of your Con-
                      tract is allocated among the Portfolios of the Fund in
                      accordance with your application instructions. Requests
                      to change the allocation of subsequent Net Purchase Pay-
                      ments may be made in writing, or by telephone if you
                      have completed the Authorization Form.       PAGE 17

-------------------------------------------------------------------------------

CHARGES AND           The Contract imposes no sales charges. The costs of the
DEDUCTIONS UNDER      Contract include mortality and expense risk charges,
THE CONTRACT          maintenance and administrative charges which cover the
                      cost of administering the Contract, and management, ad-
                      visory and other fees, which reflect the costs of Van-
                      guard Variable Insurance Fund. There are no charges un-
                      der the Contract for withdrawals, although withdrawals
                      made prior to age 59 1/2 may be subject to a 10% penalty
                      tax.                                              PAGE 17

-------------------------------------------------------------------------------

EXCHANGES             You may make exchanges among the Fund's Portfolios sub-
                      ject to certain restrictions on excess exchange activi-
                      ty. These restrictions do not apply, however, to non-
                      substantive exchanges or to the Money Market Portfolio.
                      No fee is imposed for exchanges. Exchanges must be for
                      at least $250, or, if less, for the entire value of the
                      Portfolio from which the exchange is made.        PAGE 20

-------------------------------------------------------------------------------

FULL AND PARTIAL      You may withdraw all or part of the Accumulated Value of
WITHDRAWALS           the Contract before the earlier of the Annuity Date or
                      the Annuitant's death (or the Joint Annuitant's death,
                      if later). You may establish systematic withdrawals from
                      your Contract, and receive distributions at regular in-
                      tervals. Withdrawals made prior to age 59 1/2 may be
                      subject to a 10% penalty tax.                     PAGE 21

-------------------------------------------------------------------------------

DEATH BENEFIT         If the Annuitant specified in your Contract dies prior
                      to the Annuity Date, the Annuitant's named Beneficiary
                      will receive the Death Benefit under the Contract. The
                      Death Benefit is the greater of the then-current Accumu-
                      lated Value of the Contract or the sum of all Purchase
                      Payments (less any partial withdrawals and premium tax-
                      es). Your Beneficiary may elect to receive these pro-
                      ceeds as a lump sum or as Annuity Payments.       PAGE 23

-------------------------------------------------------------------------------

ANNUITY PAYMENT       Beginning on the Annuity Date, you may withdraw monies
OPTIONS               from the Contract in the form of an annuity income. As
                      the Contract Owner you may elect one of several Annuity
                      Payment Options. The Options provide a wide range of
                      flexibility in choosing an annuity payment schedule that
                      meets your particular needs. Annuity Payments may be re-
                      ceived for a designated period or for life (for either a
                      single or joint life), with or without a guaranteed num-
                      ber of payments. Annuity Payments can be fixed, or can
                      vary with the investment performance of a Portfolio of
                      the Fund. You may elect a lump-sum payment prior to the
                      Annuity Date in lieu of Annuity Payments.         PAGE 24

-------------------------------------------------------------------------------

CONTRACT AND          If you have questions about your Contract, please tele-
POLICYHOLDER          phone the Vanguard Variable Annuity Center (1-800-462-
INFORMATION           2391). Please have ready the Contract number and the
                      Contract Owner's name when you call. As Contract Owner, you will receive periodic statements confirming any transactions that take place, as well as quarterly statements and an Annual Report.

-------------------------------------------------------------------------------

FEE TABLE             The following table illustrates all expenses that you
                      would incur as a Contract Owner, except for Premium
                      Taxes that may be assessed by your state (see "Charges and Deductions"). The expenses and fees shown are for the Fund's and the Separate Account's 1996 fiscal years.
                      The expenses and fees shown for the High Yield Bond
                      Portfolio and the Small Company Growth Portfolio are the annualized expenses and fees incurred since June 3, 1996 to December 31, 1996. The purpose of this table is to assist you in understanding the various costs and ex-penses that you would bear directly or indirectly as a purchaser of the Contract. The fee table reflects ALL expenses for both the Separate Account and the Fund. For a complete discussion of contract costs and expenses, see "Charges and Deductions."

                                                                        SEPARATE
             OWNER TRANSACTION EXPENSES                                 ACCOUNT
                      ----------------------------------------------------------
             Sales Load Imposed on Purchases...........................   None
             Redemption Fees...........................................   None
             Exchange Fees.............................................   None
                      ----------------------------------------------------------
             Annual Contract Maintenance Fee*..........................    $25

                      * Applies to Contracts valued at less than $25,000 at
                        the time of initial purchase and on the last Business Day of each year.

                                                                          SEPARATE
             ANNUAL SEPARATE ACCOUNT EXPENSES                             ACCOUNT
                      ------------------------------------------------------------
             Mortality and Expense Risk Charge**.........................   .28%
             Administrative Expense Charge...............................   .10%
                                                                            ---
               TOTAL ANNUAL SEPARATE ACCOUNT EXPENSES....................   .38%
                                                                            ===

                      ** This charge is currently reduced to 0.28% of all as-
                       sets when net assets attributable to the Separate Ac-count (and Separate Account B of First Providian Life & Health Insurance Company) exceed $2.5 billion. This charge is further reduced to 0.27% of all assets when net assets attributable to the Separate Account (and Separate Account B of First Providian Life & Health In-surance Company) exceed $5 billion. See "Mortality and Expense Risk Charge."

                                     HIGH-                                                           SMALL     HIGH
                           MONEY     GRADE              EQUITY    EQUITY                            COMPANY    YIELD
ANNUAL FUND OPERATING     MARKET     BOND    BALANCED    INDEX    INCOME    GROWTH   INTERNATIONAL  GROWTH     BOND
 EXPENSES                PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO
----------------------------------------------------------------------------------------------------------------------
Management &
 Administrative
 Expenses..............     .13%      .18%      .18%      .19%      .20%      .20%        .22%        .24%      .20%
Investment Advisory
 Fees..................     .01       .01       .10       .00       .10       .15         .15         .15       .06
12b-1 Distribution
 Fees..................    None      None      None      None      None      None        None        None      None
Other Expenses
 Distribution Costs....     .03       .02       .02       .02       .02       .02         .02         .02       .02
Miscellaneous Expenses.     .02       .04       .01       .01       .03       .02         .09         .04       .04
                           ----      ----      ----      ----      ----      ----        ----        ----      ----
Total Other Expenses...     .05       .06       .03       .03       .05       .04         .11         .06       .06
                           ----      ----      ----      ----      ----      ----        ----        ----      ----
 TOTAL FUND OPERATING
  EXPENSES.............     .19%      .25%      .31%      .22%      .35%      .39%        .49%        .45%      .32%
                           ====      ====      ====      ====      ====      ====        ====        ====      ====

                                      HIGH-                                                           SMALL     HIGH
                            MONEY     GRADE              EQUITY    EQUITY                            COMPANY    YIELD
                           MARKET     BOND    BALANCED    INDEX    INCOME    GROWTH   INTERNATIONAL  GROWTH     BOND
TOTAL EXPENSES            PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO PORTFOLIO   PORTFOLIO   PORTFOLIO PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------
Total Separate Account
 Expenses...............     .38%      .38%      .38%      .38%      .38%      .38%        .38%        .38%      .38%
Total Fund Operating
 Expenses...............     .19       .25       .31       .22       .35       .39         .49         .45       .32
                             ---       ---       ---       ---       ---       ---         ---         ---       ---
 GRAND TOTAL, SEPARATE
  ACCOUNT AND FUND
  OPERATING EXPENSES....     .57%      .63%      .69%      .60%      .73%      .77%        .87%        .83%      .70%
                             ===       ===       ===       ===       ===       ===         ===         ===       ===

                      The following example illustrates the expenses that you would incur on a $1,000 purchase payment over various periods, assuming (1) a 5% annual rate of return and (2) redemption at the end of each period. As noted in the table above, the Contract imposes no redemption fees of any kind. Your expenses are identical whether you continue the Contract or withdraw the entire value of your Contract at the end of the applicable period as a lump sum or under one of the Contract's Annuity Payment Options.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
             Money Market Portfolio.............  $ 6     $18     $32     $ 72
             High-Grade Bond Portfolio..........    7      21      36       80
             Balanced Portfolio.................    7      22      38       86
             Equity Index Portfolio.............    6      20      34       76
             Equity Income Portfolio............    8      24      42       93
             Growth Portfolio...................    8      25      43       97
             International Portfolio............    9      28      49      108
             High-Yield Bond Portfolio..........    7      23      40       89
             Small Company Growth Portfolio.....    9      27      47      104

                      The Annual Contract Maintenance Fee is reflected in these examples as a percentage equal to the total amount of fees collected during a year divided by the total av-erage net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the above periods. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen. For a com-plete discussion of Contract costs and expenses, see "Charges and Deductions."

                      THIS EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EX-PENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN, SUBJECT TO THE GUARANTEES IN THE CONTRACT.

                      ---------------------------------------------------------

AUTOMATED QUOTES      The Vanguard Tele-Account Service provides access to ac-
                      cumulated unit values (to two decimal places) for all subaccounts, and yield information for the Money Market and High-Grade Bond Portfolios of the Vanguard Variable
                      Annuity Plan. Contract Owners may utilize this service for 24-hour access to Plan Portfolio information. To ac-cess the service you may call Tele-Account at 1-800-662-
                      6273 (ON-BOARD) and follow the step-by-step instruc-tions, or speak with a Vanguard associate at 1-800-522-
                      5555 to request a brochure that explains how to use the service.

-------------------------------------------------------------------------------

GLOSSARY ACCUMULATION UNIT--A measure of your ownership interest in the Contract prior to the Annuity Date. Analogous, though not identical, to a share owned in a mutual fund account.

                      ACCUMULATION UNIT VALUE--The value of each Accumulation Unit which is calculated each Valuation Period. Analo-gous, though not identical, to the share price (net as-set value) of a mutual fund.

                      ACCUMULATED VALUE--The value of all amounts accumulated under the Contract prior to the Annuity Date, equivalent to the Accumulation Units multiplied by the Accumulation Unit Value. Analogous to the current market value of a mutual fund account.

                      ANNUITANT--The person or persons whose life is used to determine the duration of any Annuity Payments and, sub-ject to the provision dealing with Joint Annuitants, upon whose death, prior to the Annuity Date, benefits under the Contract are paid.

                      ANNUITY DATE--The date on which Annuity Payments begin. The Annuity Date is always the first day of the month you specify.

                      ANNUITY PAYMENT--One of a series of payments made under an Annuity Payment Option.

                      ANNUITY PAYMENT OPTION--One of several ways in which a series of payments are made after the Annuity Date. Un-der a FIXED ANNUITY OPTION, the dollar amount of each Annuity Payment does not change over time. Annuity Pay-ments are based on the Contract's Accumulated Value as of the Annuity Date. Under a VARIABLE ANNUITY OPTION, the dollar amount of each Annuity Payment may change over time, depending upon the investment experience of the Portfolio or Portfolios you choose.

                      ANNUITY UNIT--Unit of measure used to calculate Variable Annuity Payments.

                      BENEFICIARY--The person to whom any benefits are due upon the Annuitant's death.

                      BUSINESS DAY--A day when the New York Stock Exchange is open for trading.

                      COMPANY ("We", "Us", "Our")--Providian Life & Health In-surance Company, a Missouri stock company.

                      CONTRACT ANNIVERSARY--Any anniversary of the Contract
                      Date.

                      CONTRACT DATE--The date of issue of this Contract.

                      CONTRACT OWNER ("You", "Your")--The person or persons designated as the Contract Owner in the Contract appli-cation. The term shall also include any person named as Joint Owner. A Joint Owner shares ownership in all re-spects with the Owner. The Owner has the right to assign ownership to a person or party other than himself.

                      CONTRACT YEAR--A period of 12 months starting with the Contract Date or any Contract Anniversary.

                      DEATH BENEFIT--The greater of the then-current Accumu-lated Value or the sum of all Purchase Payments (less any partial withdrawals and premium taxes).

                      FREE LOOK PERIOD--The period during which the Contract can be cancelled and treated as void from the Contract Date.

                      FUND--Vanguard Variable Insurance Fund, Inc., an open-end, diversified investment company, offered by The Van-guard Group, Inc., in which the Separate Account in-vests.

                      JOINT ANNUITANT--The person other than the Annuitant who may be designated by the Contract Owner and on whose life Annuity Payments may also be based.

                      NET PURCHASE PAYMENT--Any Purchase Payment less the ap-plicable Premium Tax, if any.

                      NON-QUALIFIED CONTRACT--A Contract other than a Quali-fied Contract. Contributions to such a Contract are made with after-tax dollars.

                      OWNER'S DESIGNATED BENEFICIARY--The person designated to receive the Contract Owner's interest in the Contract if the Contract Owner dies before the entire interest in the Contract is distributed, as explained in the "IRS-Required Distribution" section.

                      PAYEE--The Contract Owner, Annuitant, Beneficiary, or any other person, estate, or legal entity to whom bene-fits are to be paid.

                      PORTFOLIO--The separate investment Portfolios of the Vanguard Variable Insurance Fund. The Fund currently of-fers nine Portfolios: the Money Market Portfolio, the High-Grade Bond Portfolio, the Balanced Portfolio, the Equity Index Portfolio, the Equity Income Portfolio, the Growth Portfolio, the International Portfolio, the High Yield Bond Portfolio, and the Small Company Growth Port-folio. In this Prospectus, Portfolio will also be used to refer to the Subaccount that invests in the corre-sponding Portfolio.

                      PREMIUM TAX--A regulatory tax that may be assessed by your state on the Purchase Payments made into your Con-tract. The amount which we must pay as Premium Tax will be deducted from each Purchase Payment or from your Ac-cumulated Value as it is incurred by us.

                      PROOF OF DEATH--(a) A certified death certificate; (b) a certified decree of a court of competent jurisdiction as to the finding of death; (c) a written statement by a medical doctor who attended the deceased; or (d) any other proof satisfactory to the Company.

                      PURCHASE PAYMENT--Any premium payment--any amount you invest in the Contract. The minimum Initial Purchase Payment is $5,000; each Additional Purchase Payment must be at least $250. Purchase Payments may be made at any time prior to the Annuity Date as long as the Annuitant is living.

                      QUALIFIED CONTRACT--A Contract that qualifies as an in-dividual retirement annuity under Section 408(b) of the Internal Revenue Code of 1986, as amended.

                      SEPARATE ACCOUNT--Providian Life & Health Insurance Com-pany Separate Account IV. The Separate Account consists of assets that are segregated by Providian Life & Health Insurance Company and invested in the Vanguard Variable Insurance Fund. The Separate Account is independent of the general assets of the Company.

                      SUBACCOUNT--That portion of the Separate Account that invests in shares of the Fund's Portfolios. Each Subaccount will only invest in a single Portfolio. The investment performance of each Subaccount is linked di-rectly to the in- vestment performance of one of the nine Portfolios of the Fund.

                      VALUATION PERIOD--A period between two successive Busi-ness Days commencing at the close of business of the first Business Day and ending at the close of business of the following Business Day.

-------------------------------------------------------------------------------

CONDENSED FINAN-      The Accumulation Unit Values and the number of Accumula-
CIAL INFORMATION      tion Units outstanding for each Subaccount in 1991
                      through 1996 are as follows:

                                    FOR THE PERIOD APRIL 29, 1991 THROUGH DECEMBER 31, 1996*
               ----------------------------------------------------------------------------------------
                                                                                          HIGH   SMALL
                          MONEY  HIGH-GRADE          EQUITY  EQUITY                      YIELD  COMPANY
                         MARKET     BOND    BALANCED  INDEX  INCOME GROWTH INTERNATIONAL  BOND  GROWTH
               ----------------------------------------------------------------------------------------
Accumulation unit value
 as of:
 Start Date*............   1.000   10.000    10.000  10.000  10.000 10.000    10.000     10.000 10.000
 12/31/91...............   1.032   11.027    10.802  11.275    .      .          .            .      .
 12/31/92...............   1.064   11.656    11.514  12.039    .      .          .            .      .
 12/31/93...............   1.091   12.695    12.961  13.144  10.488 10.569       .            .      .
 12/31/94...............   1.130   12.290    12.815  13.224  10.304 10.964    10.128          .      .
 12/31/95...............   1.191   14.437    16.885  18.073  14.239 15.089    11.678          .      .
 12/31/96...............   1.250   14.882    19.532  22.098  16.820 19.057    13.319     10.871  9.725
Number of units
 outstanding as of:
 12/31/91...............  32,495    2,122     3,395   2,311    .      .          .            .      .
 12/31/92...............  75,564    4,417     8,682   9,645    .      .          .            .      .
 12/31/93............... 109,190    6,592    16,164  12,971   6,411  4,879       .            .      .
 12/31/94............... 154,415    6,589    16,429  13,676   6,089  8,004     6,818          .      .
 12/31/95............... 183,867    8,684    17,021  16,292   7,355 11,857     8,146          .      .
 12/31/96............... 246,219    9,395    17,307  19,360   9,260 15,744    12,435      3,042  5,362
(UNITS ARE SHOWN IN THOUSANDS)

* Date of commencement of operations for the High-Grade Bond and Equity Index Subaccounts was 4/29/91, for the Money Market Subaccount was 5/2/91, for the Balanced Subaccount was 5/23/91, for the Equity Income and Growth Subaccounts was 6/7/93, for the International Subaccount was 6/3/94, and for the High Yield Bond and Small Company Growth Subaccounts was 6/3/96.

-------------------------------------------------------------------------------

FINANCIAL             The audited statutory-basis financial statements of the
STATEMENTS            Company and the financial statements of the Separate Ac-
                      count (as well as the Independent Auditors' Reports thereon) are contained in the Statement of Additional
                      Information.

-------------------------------------------------------------------------------

YIELD AND TOTAL       From time to time a Portfolio of the Fund may advertise
RETURN                its yield and total return investment performance for
                      various periods, including quarter-to-date, year-to-date, one year, three year, five year and since incep-tion. Advertised yields and total returns include all charges and expenses attributable to the Contract. In-cluding these fees has the effect of decreasing the ad-vertised performance of a Portfolio, so that a Portfo-lio's investment performance will not be directly compa-rable to that of an ordinary mutual fund.

                      Please refer to the Statement of Additional Information for a description of the method used to calculate a Portfolio's yield and total return, and a list of the indexes and other benchmarks used in evaluating a Port-folio's performance.

-------------------------------------------------------------------------------

THE COMPANY AND       The Company is a stock life insurance company incorpo-
THE SEPARATE          rated under the laws of Missouri on August 6, 1920, with
ACCOUNT               administrative offices at 20 Moores Road, Frazer, Penn-
                      sylvania 19355. The Company is principally engaged in offering life insurance, annuity contracts, and accident and health insurance and is admitted to do business in 49 states, the District of Columbia and Puerto Rico.



PROVIDIAN LIFE &
HEALTH INSURANCE
COMPANY As of December 31, 1996, the Company had statutory as-sets of approximately $10 billion. The Company is a wholly owned indirect subsidiary of AEGON International N.V., which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial servic-es. All of the stock of AEGON International N.V. is owned by AEGON N.V. of the Netherlands. AEGON N.V., a holding company, conducts its business through subsidi-ary companies engaged primarily in the insurance busi-ness.

                      ---------------------------------------------------------

PROVIDIAN LIFE &      The Separate Account was established by the Company as a
HEALTH INSURANCE      separate account under the laws of the State of Missouri
COMPANY SEPARATE      on July 16, 1990, pursuant to a resolution of the
ACCOUNT IV            Company's Board of Directors. The Separate Account is a
                      unit investment trust registered with the Securities and Exchange Commission (the "SEC") under the Investment
                      Company Act of 1940 (the "1940 Act"). Such registration does not signify that the SEC supervises the management or the investment practices or policies of the Separate
                      Account.

                      The assets of the Separate Account are owned by the Com-pany and the obligations under the Contract are obliga-tions of the Company. These assets are held separately from the other assets of the Company and are not charge-able with liabilities incurred in any other business op-eration of the Company (except to the extent that assets in the Separate Account exceed the reserves and other liabilities of the Separate Account). The Company will always keep assets in the Separate Account with a value at least equal to the total Accumulated Value under the Contracts. Income, gains and losses incurred on the as-sets in the Separate Account, whether or not realized, are credited to or charged against the Separate Account without regard to other income, gains or losses of the Company. Therefore, the investment performance of the Separate Account is entirely independent of the invest-ment performance of the Company's general account assets or any other separate account maintained by the Company.

                      The Separate Account has nine Subaccounts, each of which invests solely in a corresponding Portfolio of the Fund. Additional Subaccounts may be established at the discre-tion of the Company. The Separate Account meets the def-inition of a "separate account" under Rule O-1(e)(1) of the Investment Company Act of 1940.

-------------------------------------------------------------------------------

VANGUARD VARIABLE     Vanguard Variable Insurance Fund is an open-end diversi-
INSURANCE FUND        fied investment company intended exclusively as an in-
                      vestment vehicle for variable annuity or variable life insurance contracts offered by insurance companies.

                      The Fund is a member of The Vanguard Group of Investment Companies, a family of more than 30 investment companies with more than 90 distinct portfolios and assets in ex-cess of $230 billion. Through their jointly-owned sub-sidiary, The Vanguard Group, Inc. ("Vanguard"), the Fund and the other Funds in the Group obtain at cost virtu-ally all of their corporate management, administrative, shareholder accounting and distribution services.

                      The Fund offers nine Portfolios--a money market portfo-lio, a bond portfolio, a balanced portfolio, an equity index portfolio, an equity income portfolio, a growth portfolio, an international portfolio, a high-yield bond portfolio and a small company growth portfolio--each with distinct investment objectives and policies.

                      THE MONEY MARKET PORTFOLIO seeks to provide current in-come consistent with the preservation of capital and li-quidity. The Portfolio also seeks to maintain a stable net asset value of $1.00 per share. The Portfolio in-vests primarily in high-quality money market instruments issued by financial institutions, non-financial corpora-tions, the U.S. Government, state and municipal govern-ments and their agencies or instrumentalities, as well as repurchase agreements collateralized by such securi-ties. The Portfolio also invests in Eurodollar obliga-tions (dollar-denominated obligations issued outside the U.S. by foreign banks or foreign branches of domestic banks) and Yankee obligations (dollar-denominated obli-gations issued in the U.S. by foreign banks). Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                      THE HIGH-GRADE BOND PORTFOLIO seeks to parallel the in-vestment results of the Lehman Brothers Aggregate Bond Index. The Portfolio invests primarily in a diversified portfolio of U.S. Government and corporate bonds, and mortgage-backed securities. Vanguard's Fixed Income Group serves as this Portfolio's investment adviser.

                      THE BALANCED PORTFOLIO seeks the conservation of princi-pal, a reasonable income return and profits without un-due risk. The Portfolio invests in a diversified portfo-lio of common stocks and bonds, with common stocks ex-pected to represent 60% to 70% of the Portfolio's total assets and bonds to represent 30% to 40%. Wellington Management Company serves as this Portfolio's investment adviser.

                      THE EQUITY INDEX PORTFOLIO seeks to parallel the invest-ment results of the Standard & Poor's 500 Composite Stock Price Index (S&P 500). The Portfolio invests in common stocks included in the S&P 500. Vanguard's Core Management Group serves as this Portfolio's investment adviser.

                      THE EQUITY INCOME PORTFOLIO seeks to provide a high level of current income by investing principally in div-idend-paying equity securities. Newell Associates serves as this Portfolio's investment adviser.

                      THE GROWTH PORTFOLIO seeks to provide long-term capital appreciation by investing primarily in equity securities of seasoned U.S. companies with above-average prospects for growth. Lincoln Capital Management Company serves as this Portfolio's investment adviser.

                      THE INTERNATIONAL PORTFOLIO seeks to provide long-term capital appreciation. The Portfolio invests primarily in equity securities of companies based outside the United States. Schroder Capital Management International, Inc. serves as this Portfolio's investment adviser.

                      THE HIGH YIELD BOND PORTFOLIO seeks to provide a high level of current income by investing in lower-rated debt securities, which may be regarded as having speculative characteristics and are commonly referred to as "junk bonds." Under normal circumstances, at least 80% of the Portfolio's assets will be invested in high-yield corpo-rate debt obligations rated at least B by Moody's In-vestors Service, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality as determined by the Portfolio's adviser, Wellington Management Company.

                      THE SMALL COMPANY GROWTH PORTFOLIO seeks to provide long term growth in capital by investing primarily in equity securities of small companies deemed to have favorable prospects for growth. These securities are primarily common stocks but may also include securities convert-ible into common stock. Granahan Investment Management serves as this Portfolio's investment adviser.

                      There is no assurance that a Portfolio will achieve its stated objective.

                      ADDITIONAL INFORMATION CONCERNING THE INVESTMENT OBJEC-TIVES AND POLICIES OF THE PORTFOLIOS AND THE INVESTMENT ADVISORY SERVICES, TOTAL EXPENSES AND CHARGES CAN BE FOUND IN THE CURRENT PROSPECTUS FOR THE FUND, WHICH AC-COMPANIES THIS PROSPECTUS. THE FUND PROSPECTUS SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS TO A PORTFOLIO.

                      The Portfolios may be made available to registered sepa-rate accounts offering variable annuity and variable life products of the Company as well as other insurance companies. Although we believe it is unlikely, a mate-rial conflict could arise between the interests of the Separate Account and one or more of the other partici-pating separate accounts. In the event of a material conflict, the affected insurance companies agree to take any necessary steps, in- cluding removing their separate account from the Fund if required by law, to resolve the matter. See the Fund's Prospectus for more information.

                      Administrative services are provided by The Vanguard Group, Inc., Vanguard Service Center, 100 Vanguard Bou-levard, Malvern, PA 19355. In addition, The Continuum Company, Inc., 301 West 11th Street, Kansas City, MO 64105, provides some subadministrative services.

-------------------------------------------------------------------------------

                               CONTRACT FEATURES

                      The rights and benefits under the Contract are described below and in the Contract. The Company reserves the right to make any modification to conform the Contract to, or give the Contract Owner the benefit of, any fed-eral or state statute or any rule or regulation of the United States Treasury Department.

                      ---------------------------------------------------------

FREE LOOK PERIOD      A Free Look Period exists for a minimum of 10 days after
                      the Contract Owner receives the Contract (30 or more days in some instances as set forth in your Contract).
                      The Contract permits the Contract Owner to cancel the Contract during the Free Look Period by returning the Contract to Vanguard Variable Annuity Center, P.O. Box
                      1103, Valley Forge, PA 19482-1103. Withdrawals are not permitted during the Free Look Period. Upon cancella-tion, the Contract is treated as void from the Contract
                      Date and the Contract Owner will receive the greater of the Purchase Payments made under the Contract or the Ac-cumulated Value of the Contract as of the day the Con-tract is received by the Company.

-------------------------------------------------------------------------------

CONTRACT              Individuals wishing to purchase a Non-Qualified Contract
APPLICATION AND       should send a completed application and your Initial
PURCHASE PAYMENTS     Purchase Payment to the Vanguard Variable Annuity Cen-
                      ter. Your Initial Purchase Payment must be equal to or greater than the $5,000 minimum investment requirement.
                      Furthermore, the named Annuitant and Joint Annuitant must be 75 years of age or less.

                      The Contract will be issued and the Initial Net Purchase Payment will be credited within two Business Days after acceptance of the application and the Initial Purchase Payment. Acceptance is subject to the application being received in good order, and the Company reserves the right to reject any application or Initial Purchase Pay-ment.

                      If the Initial Purchase Payment cannot be credited be-cause the application is incomplete, the Company will contact the applicant in writing, explain the reason for the delay and will refund the Initial Purchase Payment within five Busi- ness Days. As soon as the necessary requirements are fulfilled the Purchase Payment will be credited.

                      Additional Purchase Payments may be made at any time prior to the Annuity Date, as long as the Annuitant or Joint Annuitant, if applicable, is living. Additional Purchase Payments must be for at least $250. Additional Purchase Payments received prior to the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) are credited to the Accumulated Value of the Contract as of the close of business that same day.

                      In order to prevent lengthy processing delays caused by the clearing of foreign checks, we will only accept a foreign check which has been drawn in U.S. dollars and has been issued by a foreign bank with a U.S. correspon-dent bank.

                      The Contracts are available on a non-qualified basis and as individual retirement annuities (IRAs) that qualify for special federal income tax treatment.

                      Generally, Qualified Contracts may be purchased only in connection with a "rollover" of funds from another qual-ified plan or IRA and contain certain other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract.

                      Total Purchase Payments may not exceed $1,000,000 with-out prior approval of the Company.

PURCHASING BY WIRE                     CORESTATES BANK, N.A.

                                       ABA 031000011
MONEY SHOULD BE                        DEPOSIT ACCOUNT NUMBER 1412652173
WIRED TO:                              PROVIDIAN LIFE & HEALTH INSURANCE COM-
                                       PANY

PLEASE CALL:                           CONTRACT NUMBER
1-800-462-2391                         CONTRACT REGISTRATION
BEFORE WIRING

                      To assure proper receipt, please be sure your bank in-cludes the contract number Vanguard has assigned you. For an Initial Purchase Payment, please complete the Vanguard Variable Annuity Plan Application and mail it to the Vanguard Variable Annuity Center, P.O. Box 1103, Valley Forge, PA 19482-1103 prior to completing wire ar-rangements. Note: Federal funds wire purchase orders will be accepted only when the New York Stock Exchange and Custodian Bank are open for business.

                      ---------------------------------------------------------

SECTION 1035          You may exchange your Accumulated Value under an exist-
EXCHANGES             ing annuity contract to the Vanguard Variable Annuity
                      Plan. Section 1035 of the IRS Code of 1986, as amended
                      (the "Code"), provides, in general, that no gain or loss shall be recognized on the exchange of one annuity con-tract for another. To complete a "1035 Exchange" simply provide all the requested information on the 1035 Ex-change Form and mail it, along with the application and your current contract, to the Variable Annuity Center.
                      As an accommodation to owners of Vanguard Variable Annu-ity Plan contracts, and in accordance with the Code, we will accept, under certain conditions, the consolidation of two or more Vanguard Variable Annuity Plan contracts into one. Such exchanges will be accepted on a case by case basis in order to provide contract owners with con-solidated account reporting. In addition, if applicable, contract owners will be responsible for only one Annual
                      Contract Maintenance Fee. Under no circumstances will an exchange of an existing Vanguard Variable Annuity Plan contract for an identical new Vanguard Variable Annuity
                      Plan contract be allowed. Special rules and procedures apply to Code Section 1035 transactions, particularly if the Contract being exchanged was issued prior to August
                      14, 1982. Prospective Contract Owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

                      Please note, that an outstanding loan on the contract that you wish to transfer may create a tax consequence. Therefore, you are encouraged to settle any outstanding loans with your current insurance company prior to ini-tiating a 1035 Exchange into the Plan.

-------------------------------------------------------------------------------

ALLOCATION OF         The Contract Owner specifies on the Contract Application
PURCHASE PAYMENTS     how Purchase Payments will be allocated. The Contract
                      Owner may allocate each Purchase Payment to one or more of the Portfolios as long as such portions are whole number percentages and any allocation made is at least
                      10% and at least $1,000.

                      Allocation instructions for future Purchase Payments may be changed by the Contract Owner by sending a written notice to the Vanguard Variable Annuity Center. You may complete a Telephone Allocation Authorization Form to establish an option that allows you to provide alloca-tion instructions by telephone. This option includes the ability to change your investment by eliminating a Con-tract Portfolio from your allocations or by adding a new Contract Portfolio to your list. Please note that you must maintain a minimum of $1,000 in each Portfolio to which you have allocated assets.

                      During the Free Look Period (which is assumed for this purpose to be 10 to 30 days (or more in some instances as specified in your contract) after the issuance of the Contract), the Initial Net Purchase Payment and addi-tional Purchase Payments received during the Free Look Period will be allocated to the Money Market Portfolio. Upon expiration of the Free Look Period, the Accumulated Value will remain in the Money Market Portfolio for an additional 5-day grace period to allow for mail deliv-ery. Upon the expiration of the Free Look Period and the 5-day grace period (15 to 35 days), the Accumulated Value will then be allocated among the Portfolios in ac-cordance with the Contract Owner's instructions.

-------------------------------------------------------------------------------

CHARGES AND           The projected expenses for the Contract are substan-
DEDUCTIONS            tially below the costs of other variable annuity con-
                      tracts. For example, based on a $25,000 contract the av-
                      erage expense ratio of other variable annuity contracts
                      was 2.10% as of December 31, 1996, compared to 0.81% for
                      the Vanguard Variable Annuity Plan (source for competi-
                      tors' data: Morning-star Performance Report January
                      1997)

                      No sales load is deducted from the Initial Purchase Payment or any Additional Purchase Payments. In addition, there are no sales charges imposed upon withdrawals.

                      ---------------------------------------------------------

MORTALITY AND         The Company imposes a charge as compensation for bearing
EXPENSE RISK          certain mortality and expense risks under the Contracts.
CHARGE                The annual charge is assessed daily based on the com-
                      bined net assets of the Separate Account and Separate
                      Account B of First Providian Life & Health Insurance
                      Company in the Fund according to the following schedule:

                                                      RATE FOR
                              NET ASSETS             ALL ASSETS
                   --------------------------------- ----------
                   Up to $2.5 Billion                   0.30%
                   Over $2.5 Billion and Up To $5
                    Billion                             0.28%
                   Over $5 Billion                      0.27%

                      The Company guarantees that these mortality and expense risk breakpoints will never increase. If this charge is insufficient to cover actual costs and assumed risks, the loss will fall on the Company. Conversely, if the charge proves more than sufficient, any excess will be added to the Company surplus.

                      The mortality risk borne by the Company under the Con-tracts, where one of the life Annuity Payment Options was selected, is to make monthly annuity payments (de-termined in accordance with the annuity tables and other provisions contained in the Contract) regardless of how long all Annuitants may live. We also assume mortality risk as a result of our guarantee of a minimum Death Benefit in the event the Annuitant dies prior to the An-nuity Date.

                      The expense risk borne by the Company under the Con-tracts is the risk that the charges for administrative expenses which are guaranteed for the life of the Con-tract may be insufficient to cover the actual costs of issuing and ad- ministering the Contract.

                      ---------------------------------------------------------

ADMINISTRATIVE        An annual administrative charge of .10% of the net asset
CHARGE &              value of the Separate Account is assessed daily along
MAINTENANCE FEE       with an annual maintenance fee of $25 for Contracts val-
                      ued at less than $25,000 at the time of initial purchase and on the last Business Day of each year. It is impor-tant to note that fluctuation in Accumulation Unit Val-ues due to changes in the market values of securities may cause an investor's Contract's value to fall below
                      $25,000. The annual maintenance fee is deducted propor-tionately from each Contract's Accumulated Value; there-fore, the $25 fee is assessed per Contract, not per Portfolio chosen. Your Initial Purchase Payment of less than $25,000 is reduced by an initial maintenance fee which is pro-rated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last Business Day of the year for the following year, on a pro rata basis from each of the Portfolios you have chosen. These deductions represent reimbursement for the costs expected to be incurred over the life of the Contract for issuing and maintaining each Contract and the Separate Account. Please note that Contracts valued at $25,000 or more as of the last Busi-ness Day of the year will not be assessed the $25 main-tenance fee for the following year.

                      ---------------------------------------------------------

TAXES The Contract Owner will, where such taxes are imposed by state law, pay Premium Taxes that currently range up to 3.5%. These taxes will be deducted from the Accumulated Value or Purchase Payments as incurred by the Company.

                      As of the date of this Prospectus, the following state assesses a Premium Tax on all Initial and subsequent Purchase Payments:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                      ----------------------------------------------------------
             South Dakota...................................      0%     1.25%

                      As of the date of this Prospectus, the following states assess a Premium Tax against the Accumulated Value if the Owner chooses an Annuity Payment Option instead of receiving a lump sum distribution:

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                      ----------------------------------------------------------
             California.....................................    .50%     2.35%
             District of Columbia...........................   2.25%     2.25%
             Kansas.........................................      0%     2.00%

                                                                         NON-
                                                             QUALIFIED QUALIFIED
                      ----------------------------------------------------------
             Kentucky.......................................   2.00%     2.00%
             Maine..........................................      0%     2.00%
             Nevada.........................................      0%     3.50%
             West Virginia..................................   1.00%     1.00%
             Wyoming........................................      0%     1.00%

                      Under present laws, the Company will incur state or lo-cal taxes (other than Premium Taxes described above) in several states. At present, the Company does not charge the Contract Owner for these other taxes. If there is a change in state or local tax laws, charges for such taxes may be made. The Company does not expect to incur any federal income tax liability attributable to invest-ment income or capital gains retained as part of the re-serves under the Contracts. (See "Federal Tax Considera-tions," page 27.) Based upon these expectations, no charge is currently being made to the Separate Account for corporate federal income taxes that may be attribut-able to the Separate Account.

                      The Company will periodically review the question of a charge to the Separate Account for corporate federal in-come taxes related to the Separate Account. Such a charge may be made in future years for any federal in-come taxes incurred by the Company. This might become necessary if the tax treatment of the Company is ulti-mately determined to be other than what the Company cur-rently believes it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that the Company should incur federal income taxes attributable to in-vestment income or capital gains retained as part of the reserves under the Contracts, the Accumulated Value of the Contract would be correspondingly adjusted by any provision or charge for such taxes.

                      ---------------------------------------------------------

VANGUARD VARIABLE     The value of the assets in the Separate Account will re-
INSURANCE FUND        flect the fees and expenses paid by the Fund. A complete
EXPENSES              description of these expenses is found in the "Fee Ta-
                      ble" section of this Prospectus and in the "Management of the Fund" Section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

-------------------------------------------------------------------------------

ACCUMULATED VALUE     At the commencement of the Contract, the Accumulated
                      Value equals the Initial Net Purchase Payment. Thereaf-
                      ter, on any Business Day the Accumulated Value equals
                      the Accumulated Value from the previous Business Day in-
                      creased by: i) any Additional Net Purchase Payments re-
                      ceived by the Company and ii) any increase in the Accu-
                      mulated Value due to investment results of the selected
                      Portfolio(s) that occur during the Valuation Period; and
                      reduced by: i) any decrease in the Accumulated Value due
                      to investment results of the selected Portfolio(s), ii)
                      a daily charge to cover the mortality and expense risks
                      assumed by the Company, iii) any charge to cover the
                      cost of administering the Contract, iv) any partial
                      withdrawals, and v) Premium Taxes, if any, that occur
                      during the Valuation Period.

                      The Accumulated Value is expected to change from Valua-tion Period to Valuation Period, reflecting the invest-ment experience of the selected Portfolios of the Fund as well as the daily deduction of charges. When your Net Purchase Payments are allocated to a selected Portfolio, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumula-tion Units credited is determined by dividing the dollar amount allocated to each Portfolio by the Accumulation Unit Value for that Portfolio as of the end of the Valu-ation Period in which the payment is received. The Accu-mulation Unit Value varies each Valuation Period (i.e., each day that there is trading on the New York Stock Ex-change) with the net rate of return of the Portfolio. The net rate of return reflects the investment perfor-mance of the Portfolio for the Valuation Period and is net of asset charges to the Portfolio.

-------------------------------------------------------------------------------

DIVIDENDS AND         All dividends and capital gains earned will be
CAPITAL GAINS         reinvested and reflected in the Accumulation Unit Value.
TREATMENT             Only in this way can these earnings remain tax deferred.

-------------------------------------------------------------------------------

EXCHANGES AMONG       Should your investment goals change, you may exchange
THE PORTFOLIOS        the Accumulated Value among the Portfolios of the Fund.
                      Requests for exchanges received by mail or by telephone prior to the close of the New York Stock Exchange (gen-erally 4:00 p.m. Eastern time) are processed at the close of business that same day. Requests received after the close of the Exchange are processed the next Busi-ness Day.

                      The Contract's exchange privilege is not intended to af-ford Contract Owners a way to speculate on short-term movements in the market. Accordingly, in order to pre-vent excessive use of the exchange privilege that may potentially disrupt the management of the Fund and in-crease transaction costs, the Separate Account has es-tablished a policy of limiting excessive exchange activ-ity.

                      Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange activity is limited to two substantive exchanges (at least 30 days apart) from each Portfolio (except the Money Market Portfolio) during any 12-month period. "Substantive" means either a dollar amount large enough to have a negative impact on a Portfolio or a se-ries of movements between Portfolios. This restriction does not limit non-substantive exchanges and does not apply to exchanges from the Money Market Portfolio. All exchanges must be for at least $250, or, if less, the Accumulated Value in the Portfolio. However, the Company and the Fund reserve the right to revise or terminate the exchange privilege, limit the amount of or reject any exchange, as deemed necessary, at any time.

                      ---------------------------------------------------------

AUTOMATIC             The Automatic Exchange Service allows you to move money
EXCHANGES             automatically among the Portfolios of the Fund. You may
                      exchange fixed amounts or percentages of your Portfolio balance either monthly, quarterly, semiannually or annu-ally into existing (the $1,000 minimum balance require-ment has been met) Portfolios. Exchanges at regular in-tervals or "dollar-cost averaging" can be used, for ex-ample, to move money from a money market portfolio into a stock or bond portfolio. The minimum exchange amount is $250, and the maximum exchange amount is $50,000. The
                      Automatic Exchange Service may be established by com-pleting a Vanguard Variable Annuity Plan Automatic Ex-change Service Application Form or writing a letter of instruction. You may change the transfer amount or can-cel this service in writing or by telephone, if you have established telephone authorization on your Contract.
                      Please note that the Automatic Exchange Service cannot be used to establish a new Portfolio, and will not be activated until the Free Look Period has expired.

                      ---------------------------------------------------------

TELEPHONE             To establish the telephone exchange privilege on your
EXCHANGES             Contract, please complete the appropriate section of the
                      Plan Application. The Company, the Fund, and Vanguard shall not be responsible for the authenticity of ex-change instructions received by telephone. Reasonable procedures will be undertaken to confirm that instruc-tions communicated by telephone are genuine. Prior to the acceptance of any request, the caller will be asked by a customer service representative for his or her con-tract number and social security number. All calls will be recorded, and this information will be verified with the Contract Owner's records prior to processing a transaction. Furthermore, all transactions performed by a service representative will be verified with the Con-tract Owner through a written confirmation statement.
                      The Company, the Fund, and Vanguard shall not be liable for any loss, cost or expense for action on telephone instructions that are believed to be genuine in accor-dance with these procedures. Every effort will be made to maintain the exchange privilege. However, the Company and the Fund reserve the right to revise or terminate its provisions, limit the amount of or reject any ex-change, as deemed necessary, at any time.

-------------------------------------------------------------------------------

FULL AND PARTIAL      At any time before the Annuity Date and while the Annui-
WITHDRAWALS           tant or Joint Annuitant is living, the Contract Owner
                      may make a partial or full withdrawal of the Contract to receive all or part of the Accumulated Value by sending a written request to the Vanguard Variable Annuity Cen-ter. Full or partial withdrawals may only be made before the Annuity Date and all partial withdrawal requests must be for at least $250. (See "Federal Tax Considera-tions," page 27.)

                      You can make a withdrawal by writing to the Vanguard Variable Annuity Center. Your written request should in-clude your Contract number, social security number, withdrawal amount, the signature of all owners, and fed-eral tax withholding election (if no withholding elec-tion is chosen, we will be required to withhold 10%). Your proceeds will normally be distributed within two Business Days after the receipt of the request but in no event will it be later than seven calendar days, subject to postponement in certain circumstances (see "Deferment of Payment" page 27).

                      ---------------------------------------------------------

SYSTEMATIC            You may establish an automatic withdrawal of a specific
WITHDRAWALS           amount, a percentage of the balance, or accumulated
                      earnings from your Contract, and receive distributions on a monthly, quarterly, semiannual, or annual schedule.
                      Once established, a check will be sent to your Contract address, bank account or as you direct. Please note that each systematic withdrawal, like any other partial withdrawal, is subject to federal income taxes on the earnings, and may be subject to a 10% tax imposed by the IRS on withdrawals made prior to age 59 1/2.

                      A minimum Contract balance of $10,000, and Portfolio balance of $1,000 are required to establish a systematic withdrawal program for your Contract. The minimum auto-matic withdrawal amount is $250, and the maximum is $50,000. Changes to the withdrawal amount, percentage, or the frequency of distributions may be made by tele-phone. Any other changes, including a change in the des-tination of the check, must be requested in writing, and should include signatures of all Contract owners. To cancel the systematic withdrawal program, the Contract owner(s) needs to submit a letter of instruction with the appropriate signatures.

                      To establish a systematic withdrawal program for your Contract, simply complete the Vanguard Variable Annuity Plan Systematic Withdrawal Program Application Form. Please note that the completed form must be signed by all Contract owners, and must be signature guaranteed if you are directing the withdrawal checks to an address other than the Contract address.

                      Payments under the Contract of any amounts derived from premiums paid by check may be delayed until such time as the check has cleared your bank. If, at the time the Contract Owner requests a full or partial withdrawal, he or she has not provided the Company with a written elec-tion not to have federal income taxes withheld, the Com-pany must by law withhold such taxes from the taxable portion of any full or partial withdrawal and remit that amount to the federal government. Moreover, the Internal Revenue Code provides that a 10% penalty tax will be im-posed on certain early withdrawals. (See "Federal Tax Considerations," page 27.)

                      Since the Contract Owner assumes the investment risk with respect to amounts allocated to the Separate Ac-count, the total amount paid upon withdrawal of the Con-tract (taking into account any prior withdrawals) may be more or less than the total Purchase Payments made.

-------------------------------------------------------------------------------

IRS-REQUIRED          If the Contract Owner or, if applicable a Joint Owner,
DISTRIBUTIONS         dies before the entire interest in the Contract is dis-
                      tributed, the value of the Contract must be distributed to the Owner's Designated Beneficiary as described in this section so that the Contract qualifies as an annu-ity under the Internal Revenue Code.

                      If the death occurs on or after the Annuity Date, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Con-tract will be distributed within five years after date of death or be paid under an annuity option under which payments will begin within one year of the Contract Own-er's death and will be made for the life of the "Owner's Designated Beneficiary" or for a period not extending beyond the life expectancy of that beneficiary. The Own-er's Designated Beneficiary is the person to whom Owner-ship of the Contract passes by reason of death.

                      If any portion of the Contract Owner's interest is pay-able to (or for the benefit of) the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse as the new Contract Owner.

-------------------------------------------------------------------------------

MINIMUM BALANCE       Due to the relatively high cost of maintaining smaller
REQUIREMENTS          accounts, the Company reserves the right to transfer the
                      balance in any Portfolio account that falls below
                      $1,000, due to a partial withdrawal or exchange, to the remaining Port- folios held under that Contract, on a pro rata basis. In the event that the entire value of the Contract falls below $1,000, you may be notified that the Accumulated Value of your account is below the Contract's minimum requirement. You would then be al-lowed 60 days to make an additional investment before the account is liquidated. Proceeds would be promptly paid to the Contract Owner. The full proceeds would be taxable as a withdrawal. A full withdrawal will result in an automatic termination of the Contract.

-------------------------------------------------------------------------------

DESIGNATION OF A      The Contract Owner may select one or more Beneficiaries,
BENEFICIARY           who would receive benefits upon the death of the Annui-
                      tant, and name them in the application. The
                      Beneficiary(ies), as named on the application, will serve as the beneficiary designation. Thereafter, while the Annuitant or Joint Annuitant is living, the Contract
                      Owner may change the Beneficiary by written notice. Such change will take effect on the date the notice is signed by the Contract Owner but will not affect any payment made or other action taken before the Company acknowl-edges the notice. The Contract Owner may also make the designation of Beneficiary irrevocable by sending writ-ten notice to, and obtaining approval from, the Company.
                      Changes in the Beneficiary may then be made only with the consent of the designated irrevocable Beneficiary.

                      If the Annuitant dies prior to the Annuity Date, the following will apply unless the Contract Owner has made other provisions:

                      (a) If there is more than one Beneficiary, each will
                          share in the Death Benefits equally;

                      (b) If one or two or more Beneficiaries has already
                          died, that share of the Death Benefit will be paid equally to the survivor(s);

                      (c) If no Beneficiary is living, the proceeds will be
                          paid to the Contract Owner;

                      (d) If a Beneficiary dies at the same time as the Annui-
                          tant, the proceeds will be paid as though the Bene-ficiary had died first. If a Beneficiary dies within 15 days after the Annuitant's death and before the Company receives due proof of the Annuitant's death, proceeds will be paid as though the Beneficiary had died first.

                      If a Beneficiary who is receiving Annuity Payments dies, any remaining Payments Certain will be paid to that Beneficiary's named Beneficiary(ies) when due. If no Beneficiary survives the Annuitant, the right to any amount payable will pass to the Contract Owner. If the Contract Owner is the Annuitant, this right will pass to his or her estate.

                      If a Life Annuity with Period Certain Option was elect-ed, and if the Annuitant dies on or after the Annuity Date, any unpaid Payments Certain will be paid to the Beneficiary.

-------------------------------------------------------------------------------

DEATH OF ANNUITANT    Subject to the provisions dealing with Joint Annuitants,
PRIOR TO ANNUITY      if the Annuitant dies prior to the Annuity Date, an
DATE                  amount will be paid as proceeds to the Beneficiary. If
                      the Annuitant or Joint Annuitant dies prior to the Annu-ity Date, the survivor shall become the sole Annuitant.
                      The Death Benefit is calculated and is payable upon re-ceipt of due Proof of Death of the Annuitant as well as proof that the Annuitant died prior to the Annuity Date.
                      Upon receipt of this proof, the Death Benefit will be paid within seven days, or as soon thereafter as the Company has sufficient information about the Beneficiary to make the pay-ment. The Beneficiary may receive the amount payable in a lump sum cash benefit or under one of the Annuity Payment Options.

                      A lump sum cash benefit will equal the greater of: (a) the Accumulated Value as of the date of due Proof of Death and proof that the Annuitant died prior to the An-nuity Date or (b) the sum of Purchase Payments less the sum of all partial withdrawals and premium taxes. An An-nuity Payment will be based on the greater of: (a) the Accumulated Value ten Business Days prior to the Annuity Date elected by the Beneficiary and approved by the Com-pany or (b) the sum of Purchase Payments less the sum of all partial withdrawals and Premium Taxes. The Contract Owner may elect an Annuity Payment Option for the Bene-ficiary or, if no such election was made by the Contract Owner and a cash benefit has not been paid, the Benefi-ciary may make this election after the Annuitant's death.

                      For a discussion of the consequences of the death of the Contract Owner, if different from the Annuitant, see "IRS Required Distributions," page 29 and "Distribution-at-Death Rules," page 29.

-------------------------------------------------------------------------------

ANNUITY DATE          The Contract Owner may specify an Annuity Date in the
                      application, which can be no later than the first day of the month after the Annuitant's 85th birthday, without the Company's prior approval. If no Annuity Date is specified in the application, the Annuitant will begin receiving Annuity Payments on the first day of the month after ten full years from the date of this Contract, or the first day of the month which follows the Annuitant's
                      65th birthday, whichever is later. The Annuity Date is the date that Annuity Payments are scheduled to commence under the Contract, unless the Contract has been surren-dered or an amount has been paid as proceeds to the des-ignated Beneficiary prior to that date.

                      The Contract Owner may advance or defer the Annuity Date. However, the Annuity Date may not be advanced to a date prior to 30 days after the date of receipt of a written request or, without the Company's prior approv-al, deferred to a date beyond the Annuitant's 85th birthday. An Annuity Date may only be changed by written request during the Annuitant's or Joint Annuitant's lifetime and must be made at least 30 days before the then-scheduled Annuity

                      Date. The Annuity Date and Annuity Payment Options available for Qualified Contracts may also be controlled by endorsements, the plan or applicable law.

-------------------------------------------------------------------------------

ANNUITY PAYMENT       All Annuity Payment Options (except the Designated Pe-
OPTIONS               riod Annuity Option) are offered as "Variable Annuity
                      Options." This means that Annuity Payments, after the initial payment, will reflect the investment experience of the Portfolio or Portfolios chosen by the Contract
                      Owner. All Annuity Payment Options are offered as "Fixed
                      Annuity Options." This means that the amount of each payment will be set on the Annuity Date and will not change. If you choose a Fixed Option, your investment will be moved out of the underlying Vanguard Portfolios and into the general account of Providian Life & Health
                      Insurance Company. If you do not wish to receive your payments on an annuity basis, you may take a lump sum payment at anytime before the annuity date. The lump sum value is equal to the Accumulation Value. The following
                      Annuity Payment Options are available under the Con-tract:

                      LIFE ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, ceasing with the last Annuity Payment due prior to the Annuitant's death.

                      JOINT AND LAST SURVIVOR ANNUITY--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of two Annuitants and thereafter for the life of the survivor, ceasing with the last Annuity Payment due prior to the survivor's death.

                      LIFE ANNUITY WITH PERIOD CERTAIN--Available as either a Fixed or Variable Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain of not less than 120, 180, or 240 months, as elected.

                      INSTALLMENT OR UNIT REFUND LIFE ANNUITY--Available as either a Fixed (Installment Refund) or Variable (Unit Refund) Option. Monthly Annuity Payments are paid for the life of an Annuitant, with a Period Certain deter-mined by dividing the Accumulated Value by the First An-nuity Payment.

                      DESIGNATED PERIOD ANNUITY--Only available as a Fixed Op-tion. Monthly Annuity Payments are paid for a Period Certain as elected, which may be from 10 to 30 years.

                      In the event that an Annuity Payment Option is not se-lected, the Company will make monthly Annuity Payments that will go on for as long as the Annuitant lives (120 payments guaranteed) in accordance with the Life Annuity with Period Certain Option and the annuity benefit sec-tions of the Contract. That portion of the Accumulated Value that has been held in a Portfolio prior to the An-nuity Date will be applied under a Variable Annuity Op-tion based on the performance of that Portfolio. Subject to approval by the Company, the Contract Owner may se-lect any other Annuity Payment Option then being offered by the Company. Annuity Payments are guaranteed to be not less than as provided by the Annuity Tables for the first payment under a Variable Option and each payment under a Fixed Option. The minimum payment, however, is $100 ($20 for Massachusetts Contract Owners). If the Ac-cumulated Value is less than $5,000, or less than $2,000 for Texas and Massachusetts Contract

                      Owners, the Company has the right to pay that amount in a lump sum. From time-to-time, the Company may require proof that the Annuitant, Joint Annuitant, or Contract Owner is living. Annuity Payment Options are not avail-able to: (1) an assignee; or (2) any other than a natu-ral person, except with the consent of the Company.

                      The Company may, at the time of election of an Annuity Payment Option, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Tables found in the Contract.

                      The value of Variable Annuity Payments will reflect the investment experience of the chosen Portfolio. On or af-ter the Annuity Date, the Annuity Payment Option is ir-revocable. Only one Annuity Option may be chosen from among those made available by the Company per each Port-folio. The annuity tables, which are contained in the Contract and are used to calculate the value of Variable Annuity Payments, are based on an assumed interest rate of 4%. If the actual net investment experience exactly equals the assumed interest rate, then the Variable An-nuity Payments will remain the same (equal to the first Annuity Payment). However, if actual investment experi-ence exceeds the assumed interest rate, the Variable An-nuity Payments will increase; conversely, they will de-crease if the actual experience is lower.

                      If an Annuity Payment Option is chosen that depends on the continuation of the life of the Annuitant or of a Joint Annuitant, proof of birth date may be required be-fore Annuity Payments begin. For Annuity Payment Options involving life income, the actual age of the Annuitant or of a Joint Annuitant will affect the amount of each payment. Since payments to older Annuitants are expected to be fewer in number, the amount of each Annuity Pay-ment shall be greater.

                      If at the time of any Annuity Payment the Contract Owner has not provided the Company with a written election not to have federal income taxes withheld, the Company must by law withhold such taxes from the taxable portion of such Annuity Payment and remit that amount to the fed-eral government.

                      The value of all payments, both fixed and variable, will be greater for shorter guaranteed periods than for longer guaranteed periods, and greater for life annui-ties than for joint and survivor annuities, because they are expected to be made for a shorter period.

                      After the Annuity Date, the Contract Owner may change the Portfolio funding the Variable Annuity Payments, ei-ther by written request or by calling the Vanguard Vari-able Annuity Center (1-800-462-2391). Because excessive exchanges can potentially disrupt the management of the Portfolios and increase transaction costs, exchange ac-tivity is limited to two substantive exchanges (at least 30 days apart) from the Portfolios (except the Money Market Portfolio) during any 12-month period. "Substan-tive" means either a dollar amount large enough to have a negative impact on a Portfolio or a series of move-ments between Portfolios. The method of computation of Variable Annuity Payments is described in more detail in the Statement of Additional Information.

                      ---------------------------------------------------------

DEFERMENT OF          Payment of any cash withdrawal or lump-sum death benefit
PAYMENT               due from the Separate Account will occur within seven
                      days from the date the election becomes effective, ex-cept that the Company may be permitted to defer such payment if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted; or (2) an emer-gency exists as defined by the SEC, or the SEC requires that trading be restricted; or (3) the SEC permits a de-lay for the protection of Contract Owners.

-------------------------------------------------------------------------------

                          FEDERAL TAX CONSIDERATIONS

INTRODUCTION          The ultimate effect of federal income taxes on the
                      amounts paid for the Contract, on the investment returns on assets held under a Contract, on Annuity Payments, and on the economic benefits to the Contract Owner, An-nuitant or Beneficiary, depends on the Company's tax status and upon the tax status of the individuals con-cerned. The following discussion is general in nature and is not intended as tax advice. You should consult a tax adviser regarding the tax consequences of purchasing a Contract. No attempt is made to consider any applica-ble state or other tax laws. Moreover, the discussion is based upon the Company's understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of con-tinuation of the federal income tax laws, the Treasury
                      Regulations, or the current interpretations by the In-ternal Revenue Service. We reserve the right to make uniform changes on the Contract to the extent necessary to continue to qualify the Contract as an annuity. For a discussion of federal income taxes as they relate to the Fund, please see the accompanying Prospectus for the Fund.

                      ---------------------------------------------------------

TAXATION OF           Section 72 of the Code governs taxation of annuities. In
ANNUITIES IN          general, a Contract Owner is not taxed on increases in
GENERAL               value under a Contract until some form of withdrawal or
                      distribution is made under it. However, under certain cir- cumstances, the increase in value may be subject to current federal income tax. (See "Contracts Owned by Non-Natural Persons" and "Diversification Standards", pages 30 and 31.)

                      Section 72 provides that the proceeds of a full or par-tial withdrawal from a Contract prior to the Annuity Date will be treated as taxable income to the extent the amounts held under the Contract exceed the "investment in the Contract", as that term is defined in the Code. The "investment in the Contract" can generally be de-scribed as the cost of the Contract, and generally con-stitutes all purchase payments paid for the Contract less any amounts received under the Contract that are excluded from the individual's gross in- come. The tax-able portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Con-tract is treated as a payment received on account of a partial withdrawal of a Contract.

                      Upon receipt of a full or partial withdrawal or an Annu-ity Payment under the Contract, you will be taxed if the value of the Contract exceeds the investment in the Con-tract. Ordinarily, the taxable portion of such payments will be taxed at ordinary income tax rates. Partial withdrawals are generally taken out of earnings first and then Purchase Payments.

                      For Fixed Annuity Payments, in general, the taxable por-tion of each payment is determined by using a formula known as the "exclusion ratio", which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each pay-ment to determine the non-taxable portion of the pay-ment. The remaining portion of each payment is taxed at ordinary income tax rates. For Variable Annuity Pay-ments, in general, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is de-termined by dividing the investment in the Contract by the total number of expected periodic payments. The re-maining portion of each payment is taxed at ordinary in-come tax rates. Once the excludible portion of Annuity Payments to date equals the investment in the Contracts, the balance of the Annuity Payments will be fully tax-able.

                      Withholding of federal income taxes on all distributions is required unless the recipient elects not to have any amounts withheld and properly notifies the Company of that election. In certain situations, taxes will be withheld on distributions to nonresident aliens at a 30% flat rate unless an exemption from withholding applies under the applicable tax treaty.

                      With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is im-posed equal to 10% of the taxable portion of amounts withdrawn or distributed. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the Contract Owner (or where the Contract Owner is not an individual, the death of the primary Annuitant, who is defined as the individual the events in whose life are of primary importance in affecting the timing and payment under the Contract); (ii) attributable to the taxpayer's becoming disabled within the meaning of Code Section 72(m)(7); (iii) that are part of a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the tax-payer, or joint lives (or joint life expectancies) of the taxpayer and his Beneficiary; (iv) from a qualified plan; (v) allocable to investment in the Contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an im-mediate annuity contract as defined in Section 72(u)(4); or (viii) that are purchased by an employer on termina-tion of certain types of qualified plans and that are held by the employer until the employee separates from service. Other tax penalties may apply to certain dis-tributions as well as to certain contributions and other transactions under a qualified contract.

                      If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the year in which the modification occurs will be increased by an amount (as determined under Treasury Regulations) equal to the penalty tax that would have been imposed but for item (iii) above, plus interest for the deferral period. The foregoing rule applies if the modification takes place (a) before the close of the period that is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

                      ---------------------------------------------------------

THE COMPANY'S TAX     The Company is taxed as a life insurance company under
STATUS                Part I of Subchapter L of the Code. Since the Separate
                      Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Ac-count are reinvested and taken into account in determin-ing the Accumulation Value. Under existing federal in-come tax law, the Separate Account's investment income, including realized net capital gains, is not taxed to the Company. The Company reserves the right to make a deduction for taxes should they be imposed with respect to such items in the future.

                      ---------------------------------------------------------

DISTRIBUTION-AT-      In order to be treated as an annuity contract, a con-
DEATH RULES           tract must, generally, provide the following two distri-
                      bution rules: (a) if any Contract Owner dies on or after the Annuity Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest must be distributed at least as quickly as the method in effect on the Contract Owner's death; and
                      (b) if any Contract Owner dies before the Annuity Date, the entire interest must generally be distributed within five years after the date of death. To the extent such interest is payable to a Designated Beneficiary, howev-er, such interest may be annuitized over the life of that Designated Beneficiary or over a period not ex-tending beyond the life expectancy of that Beneficiary, so long as distributions commence within one year after the Contract Owner's death. If the Designated Benefi-ciary is the spouse of the Contract Owner, the Contract
                      (together with the deferred tax on the accrued and fu-ture income thereunder) may be continued unchanged in the name of the spouse as Contract Owner. The term Des-ignated Beneficiary means the natural person named by the Contract Owner as a beneficiary and to whom owner-ship of the Contract passes by reason of the Contract
                      Owner's death.

                      If the Contract Owner is not an individual, death of the "primary Annuitant" (as defined under the Code) is treated as the death of the Contract Owner. The primary Annuitant is the individual who is of primary importance in affecting the timing or the amount of payout under a Contract. In addition, when the Contract Owner is not an individual, a change in the primary Annuitant is treated as the death of the Contract Owner.

                      Finally, in the case of Joint Contract Owners, the dis-tribution will be required at the death of the first of the Contract Owners.

                      ---------------------------------------------------------

TRANSFERS OF          Any transfer of a non-qualified annuity Contract prior
ANNUITY CONTRACTS     to the Annuity Date for less than full and adequate con-
                      sideration will generally trigger tax on the gain in the Contract to the Contract Owner at the time of such transfer. The in- vestment in the Contract of the trans-feree will be increased by any amount included in the Contract Owner's income. This provision, however, does not apply to those transfers between spouses or incident to a divorce which are governed by Code Section 1041(a).

-------------------------------------------------------------------------------

CONTRACTS OWNED BY    Where the Contract is held by a non-natural person (for
NON-NATURAL           example, a corporation), the Contract is generally not
PERSONS               treated as an annuity contract for federal income tax
                      purposes, and the income on that Contract (generally the increase in the net Accumulated Value less the payments) is includible in taxable income each year. The rule does not apply where the non-natural person is only a nominal owner such as a trust or other entity acting as an agent for a natural person. If an employer is the nominal owner of a Contract, and the beneficial owners are em-ployees, then the Contract is not treated as being held by a non-natural person. The rule also does not apply where the Contract is acquired by the estate of a dece-dent, where the Contract is a qualified funding asset for structured settlements, where the Contract is pur-chased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity as defined under the Code.

                      ---------------------------------------------------------

ASSIGNMENTS           A transfer of ownership of a Contract, a collateral as-
                      signment or the designation of an Annuitant or other
                      Beneficiary who is not also the Contract Owner may re-sult in tax consequences to the Contract Owner, Annui-tant or Beneficiary that are not discussed herein. A
                      Contract Owner contemplating such a transfer or assign-ment of a Contract should contact a tax adviser with re-spect to the potential tax effects of such a transac-tion.

                      ---------------------------------------------------------

MULTIPLE CONTRACTS    All non-qualified annuity contracts issued by the same
RULE                  company (or affiliate) to the same Contract Owner during
                      any calendar year are to be aggregated and treated as one contract for purposes of determining the amount in-cludible in the taxpayer's gross income. Thus, any amount received under any Contract prior to the Con-tract's Annuity Date, such as a partial withdrawal, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such con-tracts. The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code
                      Section 72(e) through the serial purchase of annuity
                      Contracts or otherwise. In addition, there may be other situations in which the Treasury may conclude that it would be appropriate to aggregate two or more Contracts purchased by the same Contract Owner. The aggregation rules do not apply to immediate annuities as defined un-der Section 72(u)(4) of the Code. Accordingly, a Con-tract Owner should consult a tax adviser before purchas-ing more than one Contract or other annuity contracts.

                      ---------------------------------------------------------

DIVERSIFICATION       To comply with certain diversification regulations (the
STANDARDS             "Regulations"), which were issued in final form on March
                      2, 1989, under Code Section 817(h), after a start up pe-riod, the Separate Account will be required to diversify its in- vestments. The Regulations generally require that on the last day of each quarter of a calendar year, no more than 55% of the value of the Separate Account is represented by any one investment, no more than 70% is represented by any two investments, no more than 80% is represented by any three investments, and no more than 90% is represented by any four investments. A "look-through" rule applies that suggests that each Subaccount of the Separate Account will be tested for compliance with the percentage limitations by looking through to the assets of the Portfolio of the Fund in which each such division invests. All securities of the same issuer are treated as a single investment.
                      As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of those limitations.

                      In connection with the issuance of temporary diversifi-cation regulations in 1986, the Treasury announced that such regulations did not provide guidance concerning the extent to which Contract Owners may direct their invest-ments to particular divisions of a separate account. It is possible that regulations or revenue rulings may be issued in this area at some time in the future. It is not clear, at this time, what these regulations or rul-ings would provide. It is possible that when the regula-tions or rulings are issued, the Contracts may need to be modified in order to remain in compliance. For these reasons, the Company reserves the right to modify the Contracts, as necessary, to prevent the Contract Owner from being considered the owner of assets of the Sepa-rate Account.

                      We intend to comply with the Regulations to assure that the Contracts continue to be treated as annuity con-tracts for federal income tax purposes.

                      ---------------------------------------------------------

QUALIFIED             Qualified Contracts to provide for retirement may gener-
INDIVIDUAL            ally be purchased only in connection with a "rollover"
RETIREMENT            of funds from another individual retirement annuity
ANNUITIES             (IRA) or qualified plan. IRA Contracts must contain spe-
                      cial provisions and are subject to limitations on con-tributions and the timing of when distributions can be made. Tax penalties may apply to contributions in excess of specified limits, loans or reassignments, distribu-tions that do not meet specified requirements, or in other circumstances. Anyone desiring to purchase a Qual-ified Contract should consult a personal tax adviser.

-------------------------------------------------------------------------------

GENERAL               The Company retains the right, subject to any applicable
INFORMATION           law, to make certain changes. The Company reserves the
                      right to eliminate the shares of any of the Portfolios and to substitute shares of another Portfolio of the Fund, or of another registered open-end management in-vestment company, if the shares of the Portfolios are no longer available for investment, or, if in the Company's judgment, investment in any Portfolio would be inappro-priate in view of the purposes of the Separate Account.
                      To the extent required by the 1940 Act, substitutions of shares attributable to a Contract Owner's interest in a Portfolio will not be made until SEC approval has been obtained and the Contract Owner has been notified of the change.

ADDITIONS,
DELETIONS, OR
SUBSTITUTIONS OF
INVESTMENTS

                      New Portfolios may be established when marketing, tax, investment, or other conditions so warrant. Any new Portfolios will be made available to existing Contract Owners on a basis to be determined by the Company. The Company may also eliminate one or more Portfolios if marketing, tax, investment or other conditions so war-rant.

                      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in the Contracts as may be necessary or appro-priate to reflect such substitution or change. Further-more, if deemed to be in the best interests of persons having voting rights under the Contracts, the Separate Account may be operated as a management company under the

                      1940 Act or any other form permitted by law, may be deregistered under such Act in the event such registra-tion is no longer required, or may be combined with one or more other separate accounts.

                      ---------------------------------------------------------

DISTRIBUTOR OF THE    The Vanguard Group, Inc., through its wholly-owned sub-
CONTRACTS             sidiary, Vanguard Marketing Corp., is the principal dis-
                      tributor of the Contract. For these services, the Fund paid a fee of less than .02% of the Fund's average net assets for the 1996 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Addi-tional Information.

                      ---------------------------------------------------------

VOTING RIGHTS         The Fund does not hold regular meetings of shareholders.
                      The Directors of the Fund may call special meetings of shareholders as may be required by the 1940 Act or other applicable law. To the extent required by law, the Port-folio shares held in the Separate Account will be voted by the Company at shareholder meetings of the Fund in accordance with instructions received from persons hav-ing voting interests in the corresponding Portfolio.
                      Fund shares as to which no timely instructions are re-ceived or shares held by the Company as to which Con-tract Owners have no beneficial interest will be voted in proportion to the voting instructions that are re-ceived with respect to all Contracts participating in that Portfolio. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata ba-sis to reduce the votes eligible to be cast.

                      The number of votes that are available to a Contract Owner will be calculated separately for each Portfolio of the Separate Account. That number will be determined by applying his or her percentage interest, if any, in a particular Portfolio to the total number of votes at-tributable to the Portfolio.

                      Prior to the Annuity Date, the Contract Owner holds a voting interest in each Portfolio to which the Accumu-lated Value is allocated. The number of votes which are available to a Contract Owner will be determined by di-viding the Ac- cumulated Value attributable to a Portfo-lio by the net asset value per share of the applicable Portfolio. After the Annuity Date, the person receiving Annuity Payments under any variable annuity option has the voting interest. The number of votes after the Annu-ity Date will be determined by dividing the reserve for such Contract allocated to the Portfolio by the net as-set value per share of the corresponding Portfolio. Af-ter the Annuity Date, the votes attributable to a Con-tract decrease as the reserves allocated to the Portfo-lio decrease. In determining the number of votes, frac-tional shares will be recognized.

                      The number of votes of the Portfolio that are available will be determined as of the date coincident with the date established by that Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.

                      ---------------------------------------------------------

AUDITORS Ernst & Young LLP serves as independent auditors for the Separate Account and the Company and will audit their financial statements annually.

                      ---------------------------------------------------------

LEGAL MATTERS         Jorden Burt Berenson & Johnson LLP of Washington, DC,
                      has provided legal advice relating to the federal secu-rities laws applicable to the issue and sale of the Con-tracts. All matters of Missouri law pertaining to the validity of the Contract and the Company's right to is-sue such Contracts have been passed upon by Kimberly A.
                      Scouller, Esquire, on behalf of the Company.

-------------------------------------------------------------------------------

       TABLE OF CONTENTS FOR THE VANGUARD VARIABLE ANNUITY PLAN CONTRACT
                      STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
                                                                            ----
  THE CONTRACT............................................................   B-2
   Computation of Variable Annuity Income Payments........................   B-2
   Exchanges..............................................................   B-3
   Joint Annuitant........................................................   B-3
  GENERAL MATTERS.........................................................   B-3
   Non-Participating......................................................   B-3
   Misstatement of Age or Sex.............................................   B-3
   Assignment.............................................................   B-3
   Annuity Data...........................................................   B-4
   Annual Report..........................................................   B-4
   Incontestability.......................................................   B-4
   Ownership..............................................................   B-4
  DISTRIBUTION OF THE CONTRACT............................................   B-4
  PERFORMANCE INFORMATION.................................................   B-4
   Money Market Subaccount Yields.........................................   B-4
   30-Day Yield for Non-Money Market Subaccounts..........................   B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................   B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................   B-7
   Non-Standardized Total Return and Non-Standardized Average Annual Total
    Return................................................................   B-7
   Non-Standardized Total Return Year-to-Date.............................   B-8
   Non-Standardized One Year Return.......................................   B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................   B-9
  THE COMPANY.............................................................   B-9
  STATE REGULATION........................................................   B-9
  RECORDS AND REPORTS.....................................................   B-9
  LEGAL PROCEEDINGS.......................................................  B-10
  OTHER INFORMATION.......................................................  B-10
  FINANCIAL STATEMENTS....................................................  B-10
   Audited Financial Statements...........................................  B-10

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                              SEPARATE ACCOUNT IV

                      STATEMENT OF ADDITIONAL INFORMATION
                                    FOR THE
                    VANGUARD VARIABLE ANNUITY PLAN CONTRACT

                                  OFFERED BY

                   PROVIDIAN LIFE & HEALTH INSURANCE COMPANY
                          (A MISSOURI STOCK COMPANY)
                            ADMINISTRATIVE OFFICES
                                20 MOORES ROAD
                          FRAZER, PENNSYLVANIA 19355

                               ----------------

  This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Vanguard Variable Annuity Plan Contract (the "Contract") offered by Providian Life & Health Insurance Company (the "Company"). You may obtain a copy of the Prospectus dated December 1, 1997; by calling 1-800-522-5555, or writing to Vanguard Variable Annuity Plan, P.O. Box 2600, Valley Forge, PA 19482. Terms used in the current Prospectus for the Contract are incorporated in this Statement.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE CONTRACT.

                             DECEMBER 1, 1997

  TABLE OF CONTENTS                                                         PAGE
  -----------------                                                         ----
  THE CONTRACT............................................................   B-2
   Computation of Variable Annuity Income Payments........................   B-2
   Exchanges..............................................................   B-3
   Joint Annuitant........................................................   B-3
  GENERAL MATTERS.........................................................   B-3
   Non-Participating......................................................   B-3
   Misstatement of Age or Sex.............................................   B-3
   Assignment.............................................................   B-3
   Annuity Data...........................................................   B-4
   Annual Report..........................................................   B-4
   Incontestability.......................................................   B-4
   Ownership..............................................................   B-4
  DISTRIBUTION OF THE CONTRACT............................................   B-4
  PERFORMANCE INFORMATION.................................................   B-4
   Money Market Subaccount Yields.........................................   B-4
   30-Day Yield for Non-Money Market Subaccounts..........................   B-5
   Standardized Average Annual Total Return for Non-Money Market
    Subaccounts...........................................................   B-5
  ADDITIONAL PERFORMANCE MEASURES.........................................   B-7
   Non-Standardized Total Return and Non-Standardized Average Annual Total
    Return................................................................   B-7
   Non-Standardized Total Return Year-to-Date.............................   B-8
   Non-Standardized One Year Return.......................................   B-8
  SAFEKEEPING OF ACCOUNT ASSETS...........................................   B-9
  THE COMPANY.............................................................   B-9
  STATE REGULATION........................................................   B-9
  RECORDS AND REPORTS.....................................................   B-9
  LEGAL PROCEEDINGS.......................................................  B-10
  OTHER INFORMATION.......................................................  B-10
  FINANCIAL STATEMENTS....................................................  B-10
   Audited Financial Statements...........................................  B-10

                                 THE CONTRACT

  In order to supplement the description in the Prospectus, the following provides additional information about the Contract which may be of interest to Contract Owners.

COMPUTATION OF VARIABLE ANNUITY INCOME PAYMENTS

  Variable Annuity Income Payments are computed as follows. First, the Accumulated Value (or the portion of the Accumulated Value used to provide variable payments) is applied under the Annuity Table contained in the Contract corresponding to the Annuity Option elected by the Contract Owner and based on an assumed interest rate of 4%. This will produce a dollar amount which is the first monthly payment. The Company may, at the time Annuity Income Payments are computed, offer more favorable rates in lieu of the guaranteed rates specified in the Annuity Table.

  The amount of each Annuity Payment after the first is determined by means of Annuity Units. The number of Annuity Units is determined by dividing the first Annuity Payment by the Annuity Unit value for the selected Subaccount ten Business Days prior to the Annuity Date. The number of Annuity Units for the Subaccount then remains fixed, unless an exchange of Annuity Units (as set forth below) is made. After the first Annuity Payment, the dollar amount of each subsequent Annuity Payment is equal to the number of Annuity Units multiplied by the Annuity Unit value for the Subaccount ten Business Days before the due date of the Annuity Payment.

  The Annuity Unit value for each Subaccount was initially established at $10.00 on the day money was first deposited in that Subaccount. The Annuity Unit value for any subsequent Business Day is equal to (a) times (b) times
(c), where:

  (a) the Annuity Unit value for the immediately preceding Business Day;

  (b) the Net Investment Factor for the day;

  (c) the investment result adjustment factor (.99989255 per day), which rec-ognizes an assumed interest rate of 4% per year used in determining the Annuity Payment amounts.

  The Net Investment Factor is a factor applied to a Subaccount that reflects daily changes in the value of the Subaccount due to:

  (a) any increase or decrease in the value of the Subaccount due to invest-ment results;

  (b) a daily charge for the mortality and expense risks assumed by the Com-pany corresponding to an annual rate according to the following sched-ule:

                                                                       RATE FOR
    NET ASSETS*                                                       ALL ASSETS
    -----------                                                       ----------
    Up to $2.5 Billion...............................................    0.30%
    Over $2.5 Billion and Up To $5 Billion...........................    0.28%
    Over $5 Billion..................................................    0.27%

   * Based on the combined net assets of the Separate Account and Separate Account B of First Providian Life & Health Insurance Company.

  (c) a daily charge for the cost of administering the Contract corresponding to an annual charge of .10%.

  (d) an annual charge of $25 for maintenance of Contracts valued at less than $25,000 at time of initial purchase and on the last business day of each year.

  The Annuity Tables contained in the Contract are based on the 1983 Table "A" Mortality Table projected for mortality improvement to the year 2000 using Projection Scale G and an interest rate of 4% a year; except that in Massachusetts and Montana, the Annuity Tables contained in the Contract are based on a 60% female/40% male blending of the above, for all annuitants of either gender.

EXCHANGES

  After the Annuity Date, if a Variable Annuity Option has been chosen, the Contract Owner may, by making a written request or by calling the Variable Annuity Center, exchange the current value of the existing Subaccount to Annuity Units of any other Subaccount then available. The request for the exchange must be received, however, at least 10 Business Days prior to the first payment date on which the exchange is to take effect. This exchange shall result in the same dollar amount of Annuity Payment on the date of exchange. The Contract Owner is limited to two substantive exchanges (at least 30 days apart) in any Contract Year, and the value of the Annuity Units exchanged must provide a monthly Annuity Payment of at least $100 at the time of the exchange.

  Exchanges will be made using the Annuity Unit value for the Subaccounts on the date the request for exchange is received by the Administrator. On the exchange date, the Company will: establish a value for the current Subaccount by multiplying the Annuity Unit value by the number of Annuity Units in the existing Subaccount, and compute the number of Annuity Units for the new Subaccount by dividing the Annuity Unit value of the new Subaccount into the value previously calculated for the existing Subaccount.

JOINT ANNUITANT

  The Contract Owner may, in the Contract Application or by written request at least 30 days prior to the Annuity Date, name a Joint Annuitant. Such Joint Annuitant must meet the Company's underwriting requirements. If approved by the Company, the Joint Annuitant shall be named on the Contract Schedule or added by endorsement. An Annuitant or Joint Annuitant may not be replaced.

  The Annuity Date shall be determined based on the date of birth of the Annuitant. If the Annuitant or Joint Annuitant dies prior to the Annuity Date, the survivor shall be the sole Annuitant. Another Joint Annuitant may not be designated. Payment to a Beneficiary shall not be made until the death of the surviving Annuitant.

                                GENERAL MATTERS

NON-PARTICIPATING

  The Contracts are non-participating. No dividends are payable and the Contracts will not share in the profits or surplus earnings of the Company.

MISSTATEMENT OF AGE OR SEX

  The Company may require proof of age and sex before making Annuity Payments. If the Annuitant's stated age, sex or both in the Contract are incorrect, the Company will change the Annuity Benefits payable to those which the Purchase Payments would have purchased for the correct age and sex. In the case of correction of the stated age or sex after payments have commenced, the Company will: (1) in the case of underpayment, pay the full amount due with the next payment; or (2) in the case of overpayment, deduct the amount due from one or more future payments.

ASSIGNMENT

  Any Nonqualified Contract may be assigned by the Contract Owner prior to the Annuity Date and during the Annuitant's lifetime. The Company is not responsible for the validity of any assignment. No assignment will be recognized until the Company receives written notice thereof. The interest of any Beneficiary which the assignor has the right to change shall be subordinate to the interest of an assignee. Any amount paid to the assignee shall be paid in one sum, notwithstanding any settlement agreement in effect at the time assignment was executed. The Company shall not be liable as to any payment or other settlement made by the Company before receipt of written notice.

ANNUITY DATA

  The Company will not be liable for obligations which depend on receiving information from a Payee until such information is received in a form satisfactory to the Company.

ANNUAL REPORT

  Once each Contract Year, the Company will send the Contract Owner an annual report of the current Accumulated Value allocated to each Subaccount; and any Purchase Payments, charges, exchanges or withdrawals during the year. This report will also give the Contract Owner any other information required by law or regulation. The Contract Owner may ask for a report like this at any time.

INCONTESTABILITY

  This Contract is incontestable from the Contract Date, subject to the "Misstatement of Age or Sex" provision.

OWNERSHIP

  The Owner of the Contract on the Contract Date is the Annuitant, unless otherwise specified in the application. The Owner may specify a new Owner by written notice at any time thereafter. The term Owner also includes any person named as a Joint Owner. A Joint Owner shares ownership in all respects with the Owner. During the Annuitant's lifetime all rights and privileges under this Contract may be exercised solely by the Owner. Upon the death of the Owner(s), Ownership is retained by the surviving Joint Owner or passes to the Owner's Designated Beneficiary, if one has been designated by the Owner. If no Owner's Designated Beneficiary is designated or if no Owner's Designated Beneficiary is living, the Owner's Designated Beneficiary is the Owner's estate. From time to time the Company may require proof that the Owner is still living.

                         DISTRIBUTION OF THE CONTRACT

  The Vanguard Group, Inc. through its wholly-owned subsidiary, Vanguard Marketing Corporation, will be the principal distributor of the Contracts. For these services, the Fund paid a fee .02% of the Funds' average net assets for its 1996 fiscal year. This fee is guaranteed not to exceed .20% of the Fund's average month-end net assets. A complete description of these services is found in the "Management of the Fund" section of the Fund's Prospectus and in the Fund's Statement of Additional Information.

                            PERFORMANCE INFORMATION

  Performance information for the Subaccounts including the yield and effective yield of the Money Market Subaccount, the yield of the remaining Subaccounts, and the total return of all Subaccounts, may appear in reports or promotional literature to current or prospective Contract Owners.

MONEY MARKET SUBACCOUNT YIELDS

  Current yield for the Money Market Subaccount will be based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less a pro-rata share of Subaccount expenses accrued over that period (the "base-period"), and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent. Calculation of "effective yield" begins with the same "base period return" used in the calculation of yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

        Effective Yield = [((Base Period Return) + 1/3//6//5///7/)] - 1

  The yield of the Money Market Subaccount for the 7-day period ended December 31, 1996, was 4.84%.

30-DAY YIELD FOR NON-MONEY MARKET SUBACCOUNTS

  Quotations of yield for the remaining Subaccounts will be based on all investment income per Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of a Unit on the last day of the period, according to the following formula:

                         YIELD = 2[(a - b + 1)/6/ - 1]
                                     c X d

Where:

  [a] equals the net investment income earned during the period by the Series attributable to shares owned by a Subaccount

  [b] equals the expenses accrued for the period (net of reimbursements)

  [c] equals the average daily number of Units outstanding during the period

  [d] equals the maximum offering price per Accumulation Unit on the last day of the period

Yield on the Subaccount is earned from the increase in net asset value of shares of the Series in which the Subaccount invests and from dividends declared and paid by the Series, which are automatically reinvested in shares of the Series.

  The yield of each Subaccount for the 30-day period ended December 31, 1996, is set forth below. Yields are calculated daily for each Subaccount. Premiums and discounts on asset-backed securities are not amortized. The High Yield Bond and Small Company Growth Subaccounts had no operations during the period.

     High-Grade Bond Subaccount........................................... 5.95%
     Balanced Subaccount.................................................. 3.43%
     Equity Index Subaccount.............................................. 1.46%
     Equity Income Subaccount............................................. 2.86%
     Growth Subaccount.................................................... 0.70%
     International Subaccount.............................................  --
     High Yield Bond Subaccount........................................... 8.46%
     Small Company Growth Subaccount...................................... 0.43%

STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FOR NON-MONEY MARKET SUBACCOUNTS

  When advertising performance of the Subaccounts, the Company will show the "Standardized Average Annual Total Return," calculated as prescribed by the rules of the SEC, for each Subaccount. The Standardized Average Annual Total Return is the effective annual compounded rate of return that would have produced the cash redemption value over the stated period had the performance remained constant throughout. The calculation assumes a single $1,000 payment made at the beginning of the period and full redemption at the end of the period. It reflects the deduction of all applicable sales loads, the Annual Contract Maintenance Fee and all other Portfolio, Separate Account and Contract level charges except Premium Taxes, if any. In calculating performance information, the Annual Contract Maintenance Fee is reflected as a percentage equal to the total amount of fees collected during a year divided by the total average net assets of the Portfolios during the same year. The fee is assumed to remain the same in each year of the applicable period. The fee is prorated to reflect only the remaining portion of the calendar year of purchase. Thereafter, the fee is deducted on the last business day of the year for the following year, on a pro rata basis, from each of the Portfolios you have chosen.

  Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of one, three, five and 10 years (or, if less, up to the life of the Subaccount) and year-to-date and quarter-to-date, calculated pursuant to the formula:

                                P(1 + T)n = ERV

Where:

  (1) [P] equals a hypothetical Initial Purchase Payment of $1,000

  (2) [T] equal an average annual total return

  (3) [n] equals the number of years

  (4) [ERV] equals the ending redeemable value of a hypothetical $1,000 Pur-chase Payment made at the beginning of the period (or fractional por-tion thereof)

  The following tables show the average annual total return for the Subaccounts for the period beginning at the inception of each Subaccount and ending on December 31, 1996.

                                                    YEAR   YEAR ENDED   SINCE
                           1 YEAR  3 YEARS 5 YEARS TO DATE  12/31/96  INCEPTION*
                           ------  ------- ------- ------- ---------- ----------
High-Grade Bond
 Subaccount...............  3.07%    5.43%   6.16%   3.07%    3.07%      7.22%
Balanced Subaccount....... 15.66%   14.63%  12.55%  15.66%   15.66%     12.62%
Equity Index Subaccount... 22.25%   18.89%  14.38%  22.25%   22.25%     14.93%
Equity Income Subaccount.. 18.11%   17.04%    --    18.11%   18.11%     15.64%
Growth Subaccount......... 26.27%   21.70%    --    26.27%   26.27%     19.76%
International Subaccount.. 14.04%     --      --    14.04%   14.04%     11.72%
High Yield Bond
 Subaccount...............   --       --      --     8.69%     --        8.69%
Small Company Growth
 Subaccount...............   --       --      --    -2.76%     --       -2.76%

--------
*Since Inception:
  Equity Index Subaccount and High-Grade Bond Subaccount--April 29, 1991 Balanced Subaccount--May 23, 1991
  Equity Income Subaccount and Growth Subaccount--June 7, 1993
  International Subaccount--June 3, 1994
  High Yield Bond Subaccount and Small Company Growth Subaccount--June 3,
  1996

                                                        MONTH-  QUARTER 6 MONTHS
                                                        TO-DATE TO-DATE TO-DATE
                                                        ------- ------- --------
High-Grade Bond Subaccount.............................  -0.99%   2.91%   4.76%
Balanced Subaccount....................................  -2.25%   6.46%  10.66%
Equity Index Subaccount................................  -2.00%   8.21%  11.38%
Equity Income Subaccount...............................  -0.99%   8.82%  10.42%
Growth Subaccount......................................  -2.30%   5.77%  10.35%
International Subaccount...............................  -0.12%   3.68%   4.13%
High Yield Bond Subaccount.............................   1.43%   4.10%   9.09%
Small Company Growth Subaccount........................   1.11%  -1.12%   2.08%

  All total return figures reflect the deduction of the administrative charge, and the mortality and expense risk charge. The SEC requires that an assumption be made that the Contract Owner surrenders the entire Contract at the end of the 1, 5 and 10 year periods (or, if less, up to the life of the Subaccount) for which performance is required to be calculated.

  Performance information for a Subaccount may be compared, in reports and promotional literature, to: (i) the Standard & Poor's 500 Stock Index ("S&P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue Money Market Institutional Averages, or other indices that measure performance of a pertinent group of securities so that investors may compare a Subaccount's results with those of a group of securities widely regarded by investors as representative of the securities markets in general; (ii) other groups of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, a widely-used independent research firm which ranks mutual funds and other investment companies by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank such investment companies on overall performance or other criteria; and (iii) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in the Contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for administrative and management costs and expenses.

  Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Accumulation Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the portfolio of the Fund in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

  Reports and marketing materials may, from time to time, include information concerning the rating of Providian Life & Health Insurance Company as determined by A.M. Best, Moody's, Standard & Poor's or other recognized rating services. Reports and promotional literature may also contain other information including (i) the ranking of any Subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Services or by other rating services, companies, publications, or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax-deferred compounding on a Subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.

                     ADDITIONAL PERFORMANCE MEASURES

NON-STANDARDIZED TOTAL RETURN AND NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN

  The Company may show Non-Standardized Total Return (i.e., the percentage change in the value of an Accumulation Unit) for one or more Subaccounts with respect to one or more periods. The Company may also show Non-Standardized Average Annual Total Return (i.e., the average annual change in Accumulation Unit Value) with respect to one or more periods. For one year and periods less than one year, the Non-Standardized Total Return and the Non-Standardized Average Annual Total Return are effective annual rates of return and are equal. For periods greater than one year, the Non-Standardized Average Annual Total Return is the effective annual compounded rate of return for the periods stated. Because the value of an Accumulation Unit reflects the Separate Account and Portfolio expenses (See Fee Table in the Prospectus), the Non-Standardized Total Return and Non- Standardized Average Annual Total Return also reflect these expenses. However, these percentages do not reflect the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                      NON-STANDARDIZED TOTAL RETURN
                          FOR PERIOD ENDING 12/31/96

                           MONTH-   QUARTER   6 MONTHS
                          TO-DATE   TO-DATE    TO-DATE  ONE YEAR SINCE INCEPTION
                          -------- ---------- --------- -------- ---------------
High-Grade Bond
 Subaccount.............   -0.99%     2.91%      4.76%    3.08%       48.82%
Balanced Subaccount.....   -2.25%     6.46%     10.66%   15.68%       95.32%
Equity Index Subaccount.   -2.00%     8.21%     11.39%   22.27%      120.98%
Equity Income
 Subaccount.............   -0.99%     8.82%     10.43%   18.13%       68.20%
Growth Subaccount.......   -2.30%     5.77%     10.35%   26.29%       90.57%
International
 Subaccount.............   -0.12%     3.68%      4.13%   14.05%       33.19%
High Yield Bond
 Subaccount.............    1.43%     4.10%      9.09%     --          8.71%
Small Company Growth
 Subaccount.............    1.11%    -1.02%      2.08%     --         -2.75%

                 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS
                          FOR PERIOD ENDING 12/31/96

                          ONE YEAR THREE YEAR FIVE YEAR TEN YEAR SINCE INCEPTION
                          -------- ---------- --------- -------- ---------------
High-Grade Bond
 Subaccount.............    3.08%     5.44%      6.18%     --          7.25%
Balanced Subaccount.....   15.68%    14.65%     12.58%     --         12.67%
Equity Index Subaccount.   22.27%    18.91%     14.41%     --         14.98%
Equity Income
 Subaccount.............   18.13%    17.05%       --       --         15.68%
Growth Subaccount.......   26.29%    21.71%       --       --         19.80%
International
 Subaccount.............   14.05%      --         --       --         11.75%
High Yield Bond
 Subaccount.............     --        --         --       --          8.71%
Small Company Growth
 Subaccount.............     --        --         --       --         -2.75%

NON-STANDARDIZED TOTAL RETURN YEAR-TO-DATE

  The Company may show Non-Standardized Total Return Year-to-Date as of a particular date, or simply Total Return YTD, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year. Total Return YTD figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                                                TOTAL RETURN YTD
                                                                 AS OF 12/31/96
                                                                ----------------
High-Grade Bond Subaccount.....................................       3.08%
Balanced Subaccount............................................      15.68%
Equity Index Subaccount........................................      22.27%
Equity Income Subaccount.......................................      18.13%
Growth Subaccount..............................................      26.29%
International Subaccount.......................................      14.05%
High Yield Bond Subaccount.....................................       8.71%
Small Company Growth Subaccount................................      -2.75%

NON-STANDARDIZED ONE YEAR RETURN

  The Company may show Non-Standardized One Year Return, for one or more Subaccounts with respect to one or more non-standardized base periods commencing at the beginning of a calendar year (or date of inception, if during the relevant year) and ending at the end of such calendar year. One Year Return figures reflect the percentage change in actual Accumulation Unit Values during the relevant period. These percentages reflect a deduction for the Separate Account and Portfolio expenses, but do not include the Annual Contract Maintenance Fee or Premium Taxes (if any), which if included would reduce the percentages reported by the Company.

                                               1996   1995   1994   1993   1992
                                               -----  -----  -----  -----  ----
High-Grade Bond Subaccount....................  3.08% 17.47% -3.19%  8.92% 5.70%
Balanced Subaccount........................... 15.68% 31.76% -1.13% 12.56% 6.59%
Equity Index Subaccount....................... 22.27% 36.67%  0.61%  9.18% 6.77%
Equity Income Subaccount...................... 18.13% 38.19% -1.76%   --    --
Growth Subaccount............................. 26.29% 37.62%  3.74%   --    --
International Subaccount...................... 14.05% 15.31%   --     --    --
High Yield Bond Subaccount....................   --     --     --     --    --
Small Company Growth Subaccount...............   --     --     --     --    --

                         SAFEKEEPING OF ACCOUNT ASSETS

  Title to assets of the Separate Account is held by the Company. The assets are kept physically segregated and held separate and apart from the Company's general account assets. Records are maintained of all purchases and redemptions of eligible Portfolio shares held by each of the Subaccounts.

                                  THE COMPANY

  Commonwealth General Corporation owns a 4% interest in the Company and 61%, 15% and 20% interests, respectively, are held by Commonwealth Life Insurance Company, Peoples Security Life Insurance Company and Capital Liberty, L.P. Commonwealth Life Insurance Company and Peoples Security Life Insurance Company are each wholly owned by Capital General Development Corporation, which in turn is wholly owned by Commonwealth General Corporation. A 3% interest in Capital Liberty, L.P. is owned by Providian Corporation, which is the general partner, and 78% and 19% interests, respectively, are held by two limited partners, Commonwealth Life Insurance Company and Peoples Security Life Insurance Company.

  Commonwealth General Corporation is a wholly owned subsidiary of AEGON International N.V. AEGON International N.V. is a wholly owned subsidiary of AEGON N.V. Vereniging AEGON (a Netherlands membership association) has a 53% interest in AEGON N.V.

                             STATE REGULATION

  The Company is a stock life insurance company organized under the laws of Missouri, and is subject to regulation by the Missouri State Department of Insurance. An annual statement is filed with the Missouri Commissioner of Insurance on or before March 1 of each year covering the operations and reporting on the financial condition of the Company as of December 31 of the preceding calendar year. Periodically, the Missouri Commissioner of Insurance examines the financial condition of the Company, including the liabilities and reserves of the Separate Account.

  In addition, the Company is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the Contracts will be modified accordingly.

                              RECORDS AND REPORTS

  All records and accounts relating to the Separate Account will be maintained by the Company or by its Administrator. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, the Company will mail to all Contract Owners at their last known address of record, at least semiannually, reports containing such information as may be required under that Act or by any other applicable law or regulation.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Separate Account is a party or to which the assets of the Separate Account are subject. The Company is not involved in any litigation that is of material importance in relation to its total assets or that relates to the Separate Account.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The audited financial statements of the Separate Account for the years ended December 31, 1996 and December 31, 1995, including the Report of Independent Auditors thereon, are included in this Statement of Additional Information.

  The audited statutory-basis financial statements of the Company for the years ended December 31, 1996 and December 31, 1995, including the Report of Independent Auditors thereon, which are also included in this Statement of Additional Information, should be distinguished from the financial statements of the Separate Account and should be considered only as bearing on the ability of the Company to meet its obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
  (A) FINANCIAL STATEMENTS
  Part A None

  Part B Audited Financial Statement
         Providian Life & Health Insurance Company Separate Account IV

         Years ended December 31, 1996 and 1995 with Report of Independent Au-ditors/8/

         Audited Financial Statements--Statutory-Basis
         Providian Life & Health Insurance Company

         Years ended December 31, 1996 and 1995 with Report of Independent Au-ditors/8/

  Part C None

  (B) EXHIBITS

   (1) Resolution of the Board of Directors of National Home Life Assurance Company ("National Home") authorizing establishment of the Separate Ac-count./4/
   (2) Not Applicable.
   (3) Not Applicable.

   (4) Form of variable annuity contract/5/

   (5) Form of application/5/

   (6) (a) Articles of Incorporation of National Home/1/

       (b) Amendment to Articles of Incorporation of National Home/2/

       (c) Amended and Restated Articles of Incorporation of National Home/3/

   (7) Not applicable.

   (8) (a) Participation Agreement for the Vanguard Variable Insurance Fund/6/

       (b) First Amendment to Participation, Market Consulting and Administra-tion Agreement/7/

       (c) Administration Agreement/5/

   (9) (a) Opinion and Consent of Counsel/8/

       (b) Consent of Counsel/8/

  (10) Consent of Independent Auditors/8/
  (11) No financial statements are omitted from item 23.
  (12) Not applicable.

  (13) Performance computation/7/
  (14) Not applicable.
--------

/1/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.

/2/ Incorporated by reference from Post-Effective Amendment No. 3 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count II, File No. 33-7033.

/3/ Incorporated by reference from Post-Effective Amendment No. 5 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account II, File No. 33-7033.

/4/ Incorporated by reference from the initial Registration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/5/ Incorporated by reference from Pre-Effective Amendment No. 1 to the Regis-tration Statement of the Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/6/ Incorporated by reference from Post-Effective Amendment No.1 to the Regis-tration Statement of Providian Life & Health Insurance Company Separate Ac-count IV, File No. 33-36073.

/7/ Incorporated by reference from Post-Effective Amendment No. 6 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

/8/ Incorporated by reference from Post-Effective Amendment No. 8 to Registra-tion Statement of Providian Life & Health Insurance Company Separate Account IV, File No. 33-36073.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

       NAME AND PRINCIPAL                     POSITIONS AND OFFICES
       BUSINESS ADDRESS*                          WITH DEPOSITOR
       ------------------                     ---------------------
Bart Herbert, Jr. .............. President
Carol E. Ballentine............. Senior Vice President
Edward A. Biemer................ Senior Vice President
Dennis E. Brady................. Senior Vice President, Treasurer, and
                                  Senior Financial Officer
Kevin P. McGlynn................ Senior Vice President
Martin Renninger................ Senior Vice President
G. Douglas Mangum, Jr. ......... Senior Vice President
John C. Prestwood, Jr. ......... Vice President and Actuary
Thomas Nesspor.................. Vice President
Carolyn M. Johnson.............. Vice President
Brian Alford.................... Vice President
Douglas A. Sarcia............... Vice President
Nancy B. Schuckert.............. Senior Vice President
Joseph D. Strenk................ Vice President
Julie S. Congdon................ Senior Vice President and General Counsel
Charles N. Coatsworth........... Vice President
William J. Kline................ Vice President/Underwriting
Michael F. Lane................. Vice President
Susan Martin.................... Vice President, Secretary and Associate General
                                  Counsel
G. Eric O'Brien................. Vice President
Harold W. Peterson, Jr. ........ Vice President
Frank J. Rosa................... Vice President
Oris Stuart, III................ Vice President
Nathan C. Anguiano.............. Vice President
Thomas P. Bowie................. Senior Vice President
Michele M. Coan................. Vice President
Gregory J. Garvin............... Vice President
John A. Mazzuca................. Vice President
Daniel H. Odum.................. Vice President
Ellen S. Rosen.................. Vice President and Associate General Counsel
Janice L. Weaver................ Vice President
Geralyn Barbato................. Assistant Vice President
Janice Boehmler................. Assistant Vice President
Mary Ellen Fahringer............ Assistant Vice President
Harvey Waite.................... Assistant Vice President
Michael A. Cioffi............... Assistant Vice President and Qualified Actuary
Patricia A. Lukacs.............. Assistant Vice President
Elaine J. Robinson.............. Assistant Treasurer
Paul J. Lukacs.................. Assistant Controller
Joseph C. Noone................. Assistant Controller
Karen Fleming................... Vice President
George E. Claiborne, Jr. ....... Second Vice President
Cindy L. Chanley................ Second Vice President
Terri L. Allen.................. Second Vice President/Investments
Lisa M. Longino................. Second Vice President/Investments
Kirk W. Buese................... Second Vice President/Investments
Deborah A. Dias................. Second Vice President/Investments
Eric B. Goodman................. Second Vice President/Investments
James Grant..................... Second Vice President/Investments
Frederick B. Howard............. Second Vice President/Investments

        NAME AND PRINCIPAL                      POSITIONS AND OFFICES
        BUSINESS ADDRESS*                           WITH DEPOSITOR
        ------------------                      ---------------------
Tim Kuussalo...................... Second Vice President/Investments
Mark E. Lamb...................... Second Vice President/Investments
James D. MacKinnon................ Second Vice President/Investments
Douglas H. Owen, Jr. ............. Second Vice President/Investments
Jon L. Skaggs..................... Second Vice President/Investments
Robert A. Smedley................. Second Vice President/Investments
Bradley L. Stofferahn............. Second Vice President/Investments
Randall K. Waddell................ Second Vice President/Investments
Tammy C. Wetterer................. Second Vice President/Investments
Michael B. Simpson................ Second Vice President/Investments
C. Ray Brewer..................... Second Vice President/Investments
Joel L. Coleman................... Second Vice President/Investments
Lee W. Eastland................... Second Vice President/Investments
Claudia Jackson................... Second Vice President/Investments
Jeffrey T. McGlaun................ Second Vice President/Investments
Paul D. Mier...................... Second Vice President/Investments
J. Alan Schork.................... Second Vice President/Investments
Elizabeth A. Smedley.............. Second Vice President/Investments
Marcia Weiland.................... Second Vice President/Investments
Gregory Lee Chapman............... Second Vice President/Special Markets
Gregory M. Curry.................. Second Vice President/Special Markets
Julie Ford........................ Second Vice President/Special Markets
Kim A. Bivins..................... Second Vice President/Special Markets
Lisa L. Patterson................. Second Vice President/Special Markets
Rhonda L. Pritchett............... Second Vice President/Special Markets
Harvey Willis..................... Second Vice President/Special Markets
Thomas E. Walsh................... Second Vice President/Special Markets
Edward P. Reiter.................. Second Vice President and Assistant Secretary
Kimberly A. Scouller.............. Assistant Secretary
L. Jude Clark..................... Assistant Secretary
Colleen S. Lyons.................. Assistant Secretary
John E. Reesor.................... Assistant Secretary
Mary Ann Malinyak................. Assistant Secretary
R. Michael Slaven................. Assistant Secretary
Carolyn Wetterer.................. Assistant Secretary
James T. Bradley.................. Product Compliance Officer
Nancy E. Partington............... Advertising Compliance Officer

DIRECTORS:

David E. Brady                     Martin Renninger
Julie S. Congdon                   Ellen S. Rosen
Susan E. Martin                    Kevin P. McGlynn
John C. Prestwood, Jr.             Thomas B. Nesspor
Bart Herbert, Jr.                  Craig D. Vermie

-------
* The business address of each director and officer of Providian Life & Health Insurance Company is 20 Moores Road, Frazer, Pennsylvania 19355 or 400 West Market Street, Louisville, Kentucky 40202.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

 The Depositor, Providian Life & Health Insurance Company, is directly and in-directly wholly owned by Commonwealth General Corporation. The Registrant is a segregated asset account of Providian Life & Health Insurance Company.
 The following chart indicates the persons controlled by or under common con-trol with Providian Life & Health Insurance Company.

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
AEGON USA, Inc.           Iowa            100% AEGON U.S.        Holding company
                                           Holding Corporation
AUSA Holding Company      Maryland        100% AEGON USA, Inc.   Holding company
Monumental General        Maryland        100% AUSA Holding Co.  Holding company
 Insurance Group, Inc.
Monumental General Ad-    Maryland        100% Monumental        Provides management
 ministrators, Inc.                        General Insurance      srvcs. to unaffiliated
                                           Group, Inc.            third party
                                                                  administrator
Executive Management and  Maryland        100% Monumental        Provides actuarial
 Consultant                                General                consulting services
 Services, Inc.                            Administrators, Inc.
Monumental General Mass   Maryland        100% Monumental        Marketing arm for sale
 Marketing, Inc.                           General Insurance      of mass marketed
                                           Group, Inc.            insurance coverages
Diversified Investment    Delaware        100% AUSA Holding Co.  Registered investment
 Advisors, Inc.                                                   advisor
Diversified Investors     Delaware        100% Diversified       Broker-Dealer
 Securities Corp.                          Investment Advisors,
                                           Inc.
AEGON USA Securities,     Iowa            100% AUSA Holding Co.  Broker-Dealer
 Inc.
American Forum For Fis-   Iowa            100% AUSA Holding Co.  Marketing
 cal Fitness, Inc.
Supplemental Ins. Divi-   Tennessee       100% AUSA Holding Co.  Insurance
 sion, Inc.
Creditor Resources, Inc.  Michigan        100% AUSA Holding Co.  Credit insurance
CRC Creditor Resources    Canada          100% Creditor          Insurance agency
 Canadian Dealer Network                   Resources, Inc.
 Inc.
AEGON USA Investment      Iowa            100% AUSA Holding Co.  Investment advisor
 Management, Inc.
AEGON USA Realty Advi-    Iowa            100% AUSA Holding Co.  Provides real estate
 sors, Inc.                                                       administrative and real
                                                                  estate investment
                                                                  services
Quantra Corporation       Delaware        100% AEGON USA Realty  Real estate and
                                           Advisors, Inc.         financial software
                                                                  production and sales
Quantra Software Corpo-   Delaware        100% Quantra           Manufacture and sell
 ration                                    Corporation            mortgage loan and
                                                                  security management
                                                                  software
Landauer Realty Advi-     Iowa            100% AEGON USA Realty  Real estate counseling
 sors, Inc.                                Advisors, Inc.
Landauer Associates,      Delaware        100% AEGON USA Realty  Real estate counseling
 Inc.                                      Advisors, Inc.
Realty Information Sys-   Iowa            100% AEGON USA Realty  Information Systems for
 tems, Inc.                                Advisors, Inc.         real estate investment
                                                                  management
AEGON USA Realty Manage-  Iowa            100% AEGON USA Realty  Real estate management
 ment, Inc.                                Advisors, Inc.

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
USP Real Estate Invest-   Iowa            21.89% First AUSA      Real estate investment
 ment Trust                                Life Ins. Co.          trust
                                          13.11% PFL Life Ins.
                                           Co.
                                          4.86% Bankers United
                                           Life Assurance Co.
Cedar Income Fund, Ltd.   Iowa            16.73% PFL Life Ins.   Real estate investment
                                           Co.                    trust
                                          3.77% Bankers United
                                           Life Assurance
                                           Company
                                          3.38% Life Investors
                                           Co. of America
                                          1.97% AEGON USA
                                           Realty Advisors,
                                           Inc.
                                          .18% First AUSA Life
                                           Ins. Co.
AUSA Financial Markets,   Iowa            100% AUSA Holding Co.  Marketing
 Inc.
Universal Benefits Cor-   Iowa            100% AUSA Holding Co.  Third party
 poration                                                         administrator
Investors Warranty of     Iowa            100% AUSA Holding Co.  Provider of automobile
 America, Inc.                                                    extended maintenance
                                                                  contracts
Massachusetts Fidelity    Iowa            100% AUSA Holding Co.  Trust company
 Trust Co.
Money Services, Inc.      Delaware        100% AUSA Holding Co.  Provides financial
                                                                  counseling for
                                                                  employees and agents of
                                                                  affiliated companies
Zahorik Company, Inc.     California      100% AUSA Holding Co.  Broker-Dealer
ZCI, Inc.                 Alabama         100% Zahorik Company,  Insurance agency
                                           Inc.
AEGON Financial Services  Minnesota       100% AUSA Holding Co.  Insurance agency
 Group, Inc.
AEGON Asset Management    Delaware        100% AUSA Holding Co.  Registered investment
 Services, Inc.                                                   advisor
Intersecurities, Inc.     Delaware        100% AUSA Holding Co.  Broker-Dealer
ISI Insurance Agency,     California      100% Intersecurities,  Insurance agency
 Inc.                                      Inc.
ISI Insurance Agency of   Ohio            100% ISI Insurance     Insurance agency
 Ohio, Inc.                                Agency, Inc.
ISI Insurance Agency of   Texas           100% ISI Insurance     Insurance agency
 Texas, Inc.                               Agency, Inc.
ISI Insurance Agency of   Massachusetts   100% ISI Insurance     Insurance Agency
 Massachusetts, Inc.                       Agency Inc.
Associated Mariner Fi-    Michigan        100% Intersecurities,  Holding co./management
 nancial Group, Inc.--                     Inc.                   services
 Holding company
Mariner Financial Serv-   Michigan        100% Associated        Broker/Dealer
 ices, Inc.                                Mariner Financial
                                           Group, Inc.
Mariner Planning Corpo-   Michigan        100% Mariner           Financial planning
 ration                                    Financial Services,
                                           Inc.
Associated Mariner Agen-  Michigan        100% Associated        Insurance agency
 cy, Inc.                                  Mariner Financial
                                           Group, Inc.
Mariner Agency of         Hawaii          100% Associated        Insurance agency
 Hawaii, Inc.                              Mariner Agency, Inc.
Associated Mariner Ins.   Massachusetts   100% Associated        Insurance agency
 Agency of                                 Mariner Agency, Inc.
 Massachusetts, Inc.
Associated Mariner        Ohio            100% Associated        Insurance agency
 Agency Ohio, Inc.                         Mariner Agency, Inc.
Associated Mariner        Texas           100% Associated        Insurance agency
 Agency Texas, Inc.                        Mariner Agency, Inc.
Associated Mariner        New Mexico      100% Associated        Insurance agency
 Agency New Mexico, Inc.                   Mariner Agency, Inc.
Mariner Mortgage Corp     Michigan        100% Associated        Mortgage origination
                                           Mariner Financial
                                           Group, Inc.
Idex Investor Services,   Florida         100% AUSA Holding Co.  Shareholder services
 Inc.

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Idex Management, Inc.     Delaware        50% AUSA Holding Co.   Investment advisor
                                          50% Janus Capital
                                          Corp.
IDEX II Series Fund       Massachusetts   Various                Mutual fund
IDEX Fund                 Massachusetts   Various                Mutual fund
IDEX Fund 3               Massachusetts   Various                Mutual fund
First AUSA Life Insur-    Maryland        100% AEGON USA, Inc.   Insurance holding
 ance Co.                                                         company
AUSA Life Insurance Co.   New York        100% First AUSA Life   Insurance
 Inc.                                      Insurance Company
Life Investors Insurance  Iowa            100% First AUSA Life   Insurance
 Company of America                        Ins. Co.
Bankers United Life       Iowa            100% Life Investors    Insurance
 Assurance Company                         Ins. Company of
                                           America
PFL Life Insurance        Iowa            100% First AUSA Life   Insurance
 Company                                   Ins. Co.
Southwest Equity Life     Arizona         100% of Common Voting  Insurance
 Ins. Co.                                  Stock First AUSA
                                           Life Ins. Co.
Iowa Fidelity Life        Arizona         100% of Common Voting  Insurance
 Insurance Co.                             Stock First AUSA
                                           Life Ins. Co.
Western Reserve Life      Ohio            100% First AUSA Life   Insurance
 Assurance Co. of Ohio                     Ins. Co.
WRL Series Fund, Inc.     Maryland        Various                Mutual fund
WRL Investment Services,  Florida         100% Western Reserve   Provides administration
 Inc.                                      Life Assurance Co.     for affiliated mutual
                                           of Ohio                fund
WRL Investment            Florida         100% Western Reserve   Registered investment
 Management, Inc.                          Life Assurance Co.     advisor
                                           of Ohio
Monumental Life           Maryland        100% First AUSA Life   Insurance
 Insurance Co.                             Ins. Co.
Monumental General        Maryland        100% Monumental Life   Insurance
 Casualty Co.                              Ins. Co.
United Financial          Maryland        100% Monumental Life   General agency
 Services, Inc.                            Ins. Co.
Bankers Financial Life    Arizona         100% Monumental Life   Insurance
 Ins. Co.                                  Insurance Company
The Whitestone            Maryland        100% Monumental Life   Insurance agency
 Corporation                               Ins. Co.
Cadet Holding Corp.       Iowa            100% First AUSA Life   Holding company
                                           Insurance Company
Commonwealth General      Delaware        100% AEGON N.V.        Holding company
 Corporation
Providian Series Trust    Massachusetts   N/A                    Mutual fund
Providian Agency Group,   Kentucky        100% Commonwealth      Provider of services to
 Inc.                                      General Corp.          ins. cos.
Benefit Plans, Inc.       Delaware        100% Commonwealth      TPA for Peoples Security
                                           General Corp.          Life Insurance Company
Durco Agency, Inc.        Virginia        100% Benefit Plans,    General agent
                                           Inc.
Providian Assignment      Kentucky        100% Commonwealth      Administrator of
 Corp.                                     General Corp.          structured settlements
Providian Financial       Pennsylvania    100% Commonwealth      Financial services
 Services, Inc.                            General Corp.
Providian Securities      Pennsylvania    100% Providian         Broker-Dealer
 Corporation                               Financial Services,
                                           Inc.
Providian Investment      Delaware        100% Commonwealth      Registered investment
 Advisors, Inc.                            General Corp.          advisor
Providian Capital         Delaware        100% Commonwealth      Provider of investment,
 Management, Inc.                          General Corp.          marketing and admin.
                                                                  services to ins. cos.

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Providian Capital         Delaware        100% Providian         Real estate and mortgage
 Management Real Estate                    Capital Management,    holding company
 Services, Inc.                            Inc.
Capital Real Estate       Delaware        100% Commonwealth      Furniture and equipment
 Development Corporation                   General Corp.          lessor
Capital General           Delaware        100% Commonwealth      Holding company
 Development Corporation                   General Corp.
Commonwealth Life         Kentucky        100% Capital General   Insurance company
 Insurance Company                         Development
                                           Corporation
Agency Holding I, Inc.    Delaware        100% Commonwealth      Investment subsidiary
                                           Life Insurance
                                           Company
Agency Investments I,     Delaware        100% Agency Holding    Investment subsidiary
 Inc.                                      I, Inc.
Commonwealth Agency,      Kentucky        100% Commonwealth      Special purpose
 Inc.                                      Life Insurance         subsidiary
                                           Company
Camden Asset Management   California      51% Commonwealth Life  Investment entity
 L.P.                                      Insurance Company
Peoples Security Life     North           100% Capital General   Insurance company
 Insurance Company        Carolina         Development
                                           Corporation
Ammest Realty             Texas           100% Peoples Security  Special purpose
 Corporation                               Life Insurance         subsidiary
                                           Company
Agency Holding II, Inc.   Delaware        100% Peoples Security  Investment subsidiary
                                           Life Insurance
                                           Company
Agency Investments II,    Delaware        100% Agency Holding    Investment subsidiary
 Inc.                                      II, Inc.
Agency Holding III, Inc.  Delaware        100% Peoples Security  Investment subsidiary
                                           Life Insurance
                                           Company
Agency Investments III,   Delaware        100% Agency Holding    Investment subsidiary
 Inc.                                      III, Inc.
JMH Operating Company,    Mississippi     100% Peoples Security  Real estate holdings
 Inc.                                      Life Insurance
                                           Company
Capital Security Life     North           100% Capital General   Insurance company
 Ins. Co.                 Carolina         Development
                                           Corporation
Independence Automobile   Florida         100% Capital Security  Automobile Club
 Association, Inc.                         Life Insurance
                                           Company
Independence Automobile   Georgia         100% Capital Security  Automobile Club
 Club, Inc.                                Life Insurance
                                           Company
Capital 200 Block         Delaware        100% Commonwealth      Real estate holdings
 Corporation                               General Corp.
Capital Broadway          Kentucky        100% Commonwealth      Real estate holdings
 Corporation                               General Corp.
Southlife, Inc.           Tennessee       100% Commonwealth      Investment subsidiary
                                           General Corp.
Providian Insurance       Pennsylvania    100% Commonwealth      Provider of management
 Agency, Inc.                              General Corp.          support services
National Home Life        Pennsylvania    100% Providian         Special-purpose
 Corporation                               Insurance Agency,      subsidiary
                                           Inc.
Compass Rose Development  Pennsylvania    100% Providian         Special-purpose
 Corporation                               Insurance Agency,      subsidiary
                                           Inc.
Association Consultants,  Illinois        100% Providian         TPA license-holder
 Inc.                                      Insurance Agency,
                                           Inc.
Valley Forge Associates,  Pennsylvania    100% Providian         Furniture & equipment
 Inc.                                      Insurance Agency,      lessor
                                           Inc.
Veterans Benefits Plans,  Pennsylvania    100% Providian         Administrator of group
 Inc.                                      Insurance Agency,      insurance programs
                                           Inc.
Veterans Insurance        Delaware        100% Providian         Special-purpose
 Services, Inc.                            Insurance Agency,      subsidiary
                                           Inc.
Financial Planning        Dist.           100% Providian         Special-purpose
 Services, Inc.           Columbia         Insurance Agency,      subsidiary
                                           Inc.
Providian Auto and Home   Missouri        100% Commonwealth      Insurance company
 Insurance Company                         General Corp.
Academy Insurance Group,  Delaware        100% Providian Auto    Holding company
 Inc.                                      and Home Insurance
                                           Company

                          JURISDICTION OF   PERCENT OF VOTING
          NAME             INCORPORATION     SECURITIES OWNED            BUSINESS
          ----            ---------------   -----------------            --------
Academy Life Insurance    Missouri        100% Academy           Insurance company
 Co.                                       Insurance Group,
                                           Inc.
Pension Life Insurance    New Jersey      100% Academy           Insurance company
 Company of America                        Insurance Group,
                                           Inc.
Academy Services, Inc.    Delaware        100% Academy           Special-purpose
                                           Insurance Group,       subsidiary
                                           Inc.
Ammest Development Corp.  Kansas          100% Academy           Special-purpose
 Inc.                                      Insurance Group,       subsidiary
                                           Inc.
Ammest Insurance Agency,  California      100% Academy           General agent
 Inc.                                      Insurance Group,
                                           Inc.
Ammest Massachusetts      Massachusetts   100% Academy           Special-purpose
 Insurance Agency, Inc.                    Insurance Group,       subsidiary
                                           Inc.
Ammest Realty, Inc.       Pennsylvania    100% Academy           Special-purpose
                                           Insurance Group,       subsidiary
                                           Inc.
AMPAC, Inc.               Texas           100% Academy           Managing general agent
                                           Insurance Group,
                                           Inc.
AMPAC Insurance Agency,   Pennsylvania    100% Academy           Special-purpose
 Inc.                                      Insurance Group,       subsidiary
                                           Inc.
Data/Mark Services, Inc.  Delaware        100% Academy           Provider of mgmt.
                                           Insurance Group,       services
                                           Inc.
Force Financial Group,    Delaware        100% Academy           Special-purpose
 Inc.                                      Insurance Group,       subsidiary
                                           Inc.
Force Financial           Massachusetts   100% Force Fin.        Special-purpose
 Services, Inc.                            Group, Inc.            subsidiary
Military Associates,      Pennsylvania    100% Academy           Special-purpose
 Inc.                                      Insurance Group,       subsidiary
                                           Inc.
NCOA Motor Club, Inc.     Georgia         100% Academy           Automobile club
                                           Insurance Group,
                                           Inc.
NCOAA Management Company  Texas           100% Academy           Special-purpose
                                           Insurance Group,       subsidiary
                                           Inc.
Unicom Administrative     Pennsylvania    100% Academy           Provider of admin.
 Services, Inc.                            Insurance Group,       services
                                           Inc.
Unicom Administrative     Germany         100% Unicom            Provider of admin.
 Services, GmbH                            Administrative         services
                                           Services, Inc.
Providian Property and    Kentucky        100% Providian Auto    Insurance company
 Casualty                                  and Home Insurance
 Insurance Company                         Company
Providian Fire Insurance  Kentucky        100% Providian         Insurance company
 Co.                                       Property and
                                           Casualty Insurance
                                           Co.
Capital Liberty, L.P.     Delaware        78% Commonwealth Life  Holding Company
                                           Insurance Company
                                          19% Peoples Security
                                           Life Insurance
                                           Company
                                          3% Commonwealth
                                           General Corp.
Providian LLC             Turks &         100% Commonwealth      Special-purpose
                          Caicos           General Corp.          subsidiary
                          Islands
Providian Life and        Missouri        4% Commonwealth        Insurance company
 Health Insurance                          General Corp.
 Company
                                          15% Peoples Security
                                           Life Insurance
                                           Company
                                          20% Capital Liberty,
                                           L.P.
                                          61% Commonwealth Life
                                           Insurance Company
Veterans Life Insurance   Illinois        100% Providian Life    Insurance company
 Co.                                       and Health Insurance
                                           Company
Providian Services, Inc.  Pennsylvania    100% Veterans Life     Special-purpose
                                           Ins. Co.               subsidiary
First Providian Life and  New York        100% Veterans Life     Insurance Company
 Health                                    Ins. Co.
 Insurance Company

 All subsidiaries are included in the consolidated financial statements for Providian Corporation.

ITEM 27. NUMBER OF CONTRACT OWNERS

 As of July 31, 1997 there were 36,612 owners of Contracts.

ITEM 28. INDEMNIFICATION

 Item 28 is incorporated by reference from the Post-Effective Amendment No. 6 to the Registration Statement of the National Home Life Assurance Company Sep-arate Account II, File No. 33-7037.

ITEM 29. PRINCIPAL UNDERWRITERS

 (a) None.

 (b) Not Applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

 The books, accounts and other documents required by Section 31(a) under the Investment Company Act and the rules promulgated thereunder will be maintained in the physical possession of The Continuum Company, Inc., Kansas City, Mis-souri and The Vanguard Group, Inc., Valley Forge, Pennsylvania.

ITEM 31. MANAGEMENT SERVICES

 All management contracts are discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

 (a) The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

 (b) The Registrant hereby undertakes to include either (1) as part of any ap-plication to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the pro-spectus that the applicant can remove to send for a Statement of Additional Information;

 (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

 (d) The Registrant hereby represents that no Director has resigned due to a disagreement with the Registrant or any matter relating to the Separate Ac-count's operations, policies or practices.

 (e) Providian Life & Health Insurance Company represents that the fees and charges deducted under the contracts in this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Providian Life & Health In-surance Company.

                                SIGNATURES

 AS REQUIRED BY THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT, PROVIDIAN LIFE & HEALTH INSURANCE COMPANY SEPARATE ACCOUNT IV, CERTIFIES THAT IT MEETS THE REQUIREMENTS OF SECURITIES ACT RULE 485 FOR EFFECTIVENESS HEREOF AND HAS DULY CAUSED THIS AMENDED REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF IN THE TOWN OF VALLEY FORGE AND COMMONWEALTH OF PENNSYLVANIA ON THE 17TH DAY OF NOVEMBER, 1997.

                                          Providian Life & Health Insurance
                                           Company Separate Account IV
                                           (Registrant)

                                          By: Providian Life & Health
                                              Insurance Company

                                                /s/ Bart Herbert, Jr.*

                                          By: ____________________________

                                             BART HERBERT, JR., PRESIDENT

                                          Providian Life & Health Insurance
                                           Company (Depositor)

                                                /s/ Bart Herbert, Jr.*

                                          By: ____________________________

                                             BART HERBERT, JR., PRESIDENT

                                                 /s/ R. Michael Slaven

                                          *By: ___________________________

                                             R. MICHAEL SLAVEN

                                             ATTORNEY-IN-FACT

 AS REQUIRED BY THE SECURITIES ACT OF 1933, THIS AMENDED REGISTRATION STATEMENT HAS BEEN SIGNED BY THE FOLLOWING PERSONS IN THE CAPACITIES AND ON THE DATES INDICATED.



             SIGNATURE                       TITLE
                                                                   DATE

        /s/ Dennis E. Brady*          Director, Senior         November 17,
------------------------------------   Vice President,             1997
          DENNIS E. BRADY              Treasurer and
                                       Senior Financial
                                       Officer (Chief
                                       Accounting Officer)

       /s/ Julie S. Congdon*          Director, Senior         November 17,
------------------------------------   Vice President, and         1997
          JULIE S. CONGDON             General Counsel

        /s/ Susan E. Martin*          Director, Vice           November 17,
------------------------------------   President,                  1997
          SUSAN E. MARTIN              Secretary and
                                       Associate General
                                       Counsel

       /s/ Kevin P. McGlynn*          Director, and Senior     November 17,
------------------------------------   Vice President              1997
          KEVIN P. MCGLYNN

    /s/ John C. Prestwood, Jr.*       Director, Vice           November 17,
------------------------------------   President and               1997
       JOHN C. PRESTWOOD, JR.          Actuary

       /s/ Thomas B. Nesspor*         Director and Vice        November 17,
------------------------------------   President                   1997
         THOMAS B. NESSPOR

       /s/ Martin Renninger*          Director and Senior      November 17,
------------------------------------   Vice President              1997
          MARTIN RENNINGER

        /s/ Ellen S. Rosen*           Director, Vice           November 17,
------------------------------------   President and               1997
           ELLEN S. ROSEN              Associate General
                                       Counsel

       /s/ Bart Herbert, Jr.*         Director and             November 17,
------------------------------------   President                   1997
         BART HERBERT, JR.

        /s/ Craig D. Vermie*          Director                 November 17,
------------------------------------                               1997
          CRAIG D. VERMIE

       /s/ R. Michael Slaven
*By: _______________________________
         R. MICHAEL SLAVEN
          ATTORNEY-IN-FACT